================================================================================
                                                         SEC File Nos. 2-97999
                                                                      811-4321
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

                             Registration Statement
                                      under
                           the Securities Act of 1933

                         Post-Effective Amendment No. 31

                             Registration Statement
                                      under
                       the Investment Company Act of 1940

                                Amendment No. 27


                     JPMORGAN VALUE OPPORTUNITIES FUND, INC.
               (Exact name of registrant as specified in charter)

                            1101 Vermont Avenue, N.W.
                             Washington, D.C. 20005
                    (Address of principal executive offices)


               Registrant's Telephone Number, Including Area Code:
                                 (202) 842-5665


                                Jeffrey L. Steele
                        WASHINGTON MANAGEMENT CORPORATION
                            1101 Vermont Avenue, N.W.
                             Washington, D.C. 20005
                     (Name and address of agent for service)


                                   Copies to:
                            JOHN JUDE O'DONNELL, Esq.
                  THOMPSON, O'DONNELL, MARKHAM, NORTON & HANNON
                           805 Fifteenth Street, N.W.
                             Washington, D.C. 20005
                          (Counsel for the Registrant)


The Registrant will file its 24f-2 Notice for fiscal 2003 on or about February 25, 2004.

                  Approximate Date of Proposed Public Offering:

/X/ It is proposed that this filing will become effective on March 2, 2004 filing pursuant to paragraph (a) of Rule 485.
===============================================================================

[JPMORGAN FUNDS]


2004
PROSPECTUS
MARCH X

JPMORGAN U.S. EQUITY FUNDS

INSTITUTIONAL CLASS SHARES

JPMORGAN VALUE OPPORTUNITIES FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]


CONTENTS

JPMorgan Value Opportunities Fund                                1

The Fund's Management and Administration                         6

How Your Account Works                                           7

    Buying Fund Shares                                           7

    Selling Fund Shares                                          8

    Exchanging Fund Shares                                       8

    Other Information Concerning The Fund                        9

    Distributions and Taxes                                      9

Risk and Reward Elements                                        11

Financial Highlights                                            16

How To Reach Us                                         BACK COVER

JPMORGAN VALUE OPPORTUNITIES FUND

RISK/RETURN SUMMARY

For a detailed discussion of the Fund's main risks, please see pages 11-14.

THE FUND'S OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid- and large-capitalization companies at the time of purchase. Issuers with market capitalizations between $2 billion and $5 billion are considered mid-capitalization while those above $5 billion are considered large-capitalization. Market capitalization is the total market value of a company's shares. The adviser builds a portfolio that it believes has characteristics of undervalued securities.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may invest any portion of its assets that is not in equity securities in high quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS
In managing the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

On behalf of the Fund, the adviser buys and sells securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

-  catalysts that could trigger a rise in a stock's price

-  high potential reward compared to potential risk

-  temporary mispricings caused by market overreactions

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns.

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

-  ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

-  WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A
   PORTFOLIO

- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

-  REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

-  ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows the performance of the Fund's Class A shares for the past two calendar years. The Fund began offering the Institutional Share Class March X, 2004 and therefore has no performance history for that class of shares. The chart provides some indication of the risks of investing in the Fund. The table shows the total return over the past two years which is the life of the Fund. It compares that performance to the Fund's benchmark the Russell 1000 Value Index, a broad-based securities market index, and the Lipper Large Cap Value Funds Index, a broad-based index.

The performance figures in the bar chart do not reflect a deduction for the front end sales load, which is assessed on Class A Shares. If the load were reflected, the performance figure would have been lower. The performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

CLASS A YEAR-BY-YEAR RETURNS*

    2002            -12.54%
    2003                 X%

BEST QUARTER 2nd quarter, 2003          18.19%
WORST QUARTER 3rd quarter, 2002        -15.92%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 9.28%.

* The Fund's fiscal year end is 12/31. On December 31, 2001, the Fund changed its name, investment objective, certain investment policies and restrictions, as well as adviser. Prior to that time, the Fund operated as The Growth Fund of Washington. In view of the change of adviser and other changes noted, the Fund's performance record prior to 2002 is not considered pertinent for investors considering whether to purchase shares of the Fund.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                         PAST 1 YEAR     LIFE OF FUND#
-----------------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                                                            X.XX
Return After Taxes on Distributions                                            X.XX
Return After Taxes on Distributions and Sale of Fund Shares                    X.XX
-----------------------------------------------------------------------------------------------------
                                                                               X.XX
-----------------------------------------------------------------------------------------------------
RUSSELL 1000 VALUE INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                            X.XX
-----------------------------------------------------------------------------------------------------
LIPPER LARGE CAP VALUE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                              X.XX

After-tax returns are shown for only the Class A Shares, and not the Institutional Share Class offered by this prospectus, and after-tax returns for this Class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

#  From 12/31/2001.
^  Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

MANAGEMENT FEES                                                                0.50
DISTRIBUTION (RULE 12b-1) FEES                                                 NONE
SHAREHOLDER SERVICE FEES                                                       0.10
OTHER EXPENSES(1)                                                              0.66
-----------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                                1.26
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                       (o.51)
-----------------------------------------------------------------------------------
NET EXPENSES(2)                                                                0.75

(1) "Other Expenses" are based on estimated expenses for the current fiscal year.

(2) Reflects a written agreement pursuant to which the Fund's Adviser and Administrator agree that they will reimburse the Fund to the extent total annual operating expenses of the Institutional Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.75% of average daily net assets through 4/30/05. In addition, the Fund's other service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds.

The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/05, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.

                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)                  77        240        417         930

THE FUND'S MANAGEMENT AND ADMINISTRATION

The Value Opportunities Fund is a series of JPMorgan Value Opportunities Fund, Inc., a Maryland corporation. The directors of the corporation are responsible for overseeing all business activities.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.

THE FUND'S INVESTMENT ADVISERS
JPMIM is the investment adviser and makes the day-to-day investment decisions for the Fund.

JPMIM is located at 522 Fifth Avenue, New York, NY 10036.

JPMIM is a wholly owned subsidiary of J.P. Morgan.

During the fiscal year ended 12/31/03, JPMIM was paid management fees (net of waivers) of 0.XX% as a percentage of average daily net assets.

THE PORTFOLIO  MANAGERS
Bradford L. Frishberg,  CFA, and Jonathan N. Golub, CFA,
Vice Presidents at JPMIM, are responsible for the investment management of the Fund. Mr. Frishberg is a portfolio manager in the U.S. Active Equity Group. An employee since 1996, he has been a portfolio manager in the London and Tokyo offices before returning to New York in 2000. Previously, Mr. Frishberg managed portfolios for Aetna Investment Management in Hong Kong. Mr. Golub is a portfolio manager in the U.S. Equity Group. An employee of JPMIM since 2001, he is responsible for product management and client servicing across all equity products. Prior to joining JPMIM, Mr. Golub led the consultant relations effort as Scudder Kemper Investment and Chancellor LGT.

THE FUND'S ADMINISTRATOR

Washington Management Corporation (the Business Manager) provides the services necessary to carry on the Value Opportunities Fund's general administrative and corporate affairs. These services encompass general corporate governance, regulatory compliance and administrative oversight of each of the Value Opportunities Fund's contractual service providers, including custodian operations, shareholder services and Fund share distribution functions. The Business Manager receives an annual fee equalling 0.175% of average daily net assets of the Fund. The Business Manager, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, has provided business management services to the Value Opportunities Fund since its inception in 1985 and provides similar services to three other mutual funds with combined assets of approximately $62 billion. The Business Manager maintains its principal business address at 1101 Vermont Avenue, NW, Washington, D.C. 20005.

THE FUND'S SHAREHOLDER SERVICING AGENT

The Fund has entered into a shareholder servicing agreement with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Fund's customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent receives an annual fee of 0.10% of the average daily net assets of the Institutional Class Shares.

JPMorgan Chase Bank may enter into services contracts with certain entities under which it will pay all or a portion of the 0.10% annual fee to such entities for performing shareholder and administrative services.

THE FUND'S DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc. is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES
You do not pay any sales charge (sometimes called a load) when you buy Institutional Class Shares of the Fund. Certain dealers and shareholder servicing agents may receive payments from JPMorgan Chase Bank or an affiliate. These payments are made at their own expense. The price you pay for your shares is the net asset value per share of the class (NAV). NAV is the value of everything the class of the Fund owns, minus everything the class owes, divided by the number of shares held by investors. The Fund generally values its assets at their market price but if market prices are unavailable or do not represent a security's value at the time of pricing then the Fund values its assets at their fair value in accordance with procedures established by and under the general supervision and responsibility of its board of directors. When fair value is used, the prices of securities used by the Fund to calculate its classes' NAV may differ from quoted or published prices for the same securities. In addition, the Fund has implemented fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held by the Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the Adviser determines that use of another fair valuation methodology is appropriate.

The Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange (NYSE). You will pay the next NAV calculated after your financial service firm or the JPMorgan Institutional Funds Service Center accepts your order. The JPMorgan Institutional Funds Service Center will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed application or other instructions in proper form.

The Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

You can buy Institutional Class Shares through financial service firms, such as broker-dealers and banks that have an agreement with the Fund, or directly from the JPMorgan Institutional Funds Service Center. Shares are available on any business day that the NYSE is open. Your financial service firm or the JPMorgan Institutional Funds Service Center must accept your order by the close of regular trading on the NYSE, in order for us to process your order at that day's price. If you buy through an agent and not directly from the JPMorgan Institutional Funds Service Center, the agent could set an earlier deadline.

All purchases of Institutional Class Shares must be paid for by 4:00 p.m. Eastern time on the settlement date or the order may be cancelled. Any funds received in connection with late orders will be invested on the following business day.

To open an account, buy or sell shares or get fund information, call the JPMorgan Institutional Funds Service Center at 1-800-766-7722 or
Complete the application form and mail it along with a check for the amount you want to invest to:

JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER
500 STANTON CHRISTIANA ROAD
NEWARK, DE 19713

GENERAL
Federal law requires a fund to obtain, verify and record a person's name, date of birth (for a natural person), residential street address or principal place of business and Social Security Number, Employer Identification Number or other government issued identification when opening an account. A fund may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by a fund, its transfer agent, shareholder servicing agent, or its financial intermediaries to attempt to verify the person's identity. A fund may not be able to establish an account if the person does not provide the necessary information. In addition, a fund may suspend or limit account transactions while it is in the process of attempting to verify the person's identity. If a fund is unable to verify the person's identity after an account is established, the Fund may be required to involuntarily redeem the person's shares and close the account.

Make your check out to JPMorgan Institutional Funds in U.S. dollars. We do not accept credit cards, cash or checks from a third party. The redemption of shares purchased through the JPMorgan Institutional Funds Service Center by check or an ACH transaction is subject to certain limitations. See Selling Fund Shares.

Your purchase may be cancelled if your check does not clear and you will be responsible for any expenses and losses to the Funds. Orders by wire may be cancelled if the JPMorgan Institutional Funds Service Center does not receive payment by 4:00 p.m. Eastern time on the settlement date.

The Fund will not issue certificates for Institutional Class Shares.

MINIMUM INVESTMENTS
Investors must buy a minimum of $3,000,000 worth of Institutional Class Shares in the Fund to open an account. There are no minimum levels for subsequent purchases. An investor can combine purchases of Institutional Class Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. The minimum investment may be less for certain investors.

SELLING FUND SHARES
When you sell your shares you will receive the next NAV calculated after your financial service firm or the JPMorgan Institutional Funds Service Center accepts your order in proper form. In order for you to receive that day's NAV, the JPMorgan Institutional Funds Service Center must receive your request before the close of regular trading on the NYSE.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares. We generally will wire the proceeds from the sale to your bank account on the day after we receive your request in proper form. You will not be permitted to enter a redemption order for shares purchased by check or through an ACH transaction for 15 days or 7 business days, respectively, following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check has cleared. Thereafter, a redemption order can be processed as otherwise described.

The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

You may sell your shares in two ways:

THROUGH YOUR FINANCIAL SERVICE FIRMS
Tell your firm you want to sell. Your financial service firm must accept your order by the close of regular trading on the NYSE in order for us to process your order at that day's price. They will send all necessary documents to the JPMorgan Institutional Funds Service Center. Your firm might charge you for this service.

THROUGH THE JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER
Call 1-800-766-7722. We will send the proceeds by wire only to the bank account on our records.

REDEMPTIONS-IN-KIND
The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES
You can exchange your Institutional Class Shares for shares of the same class in certain other JPMorgan Funds. You will need to meet any minimum investment requirement. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you. Carefully read the prospectus of the Fund you want to buy before making an exchange. Call 1-800-766-7722 for details.

EXCHANGING BY PHONE
You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Institutional Funds Service Center or your investment representative.

ABUSIVE TRADING
The Fund is not intended to be an investment vehicle for market timing or abusive trading; such trading in your account may disrupt portfolio management and increase fund expenses for all shareholders. The fund will seek to prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent, when there is a pattern of either purchases and sales of this fund, or exchanges between or among funds, that indicates market timing or abusive trading. There are limitations on the ability of the fund to identify abusive trading, particularly in omnibus accounts maintained by third parties, and therefore, the effectiveness of the fund's efforts may be reduced. Systematic Exchanges and automatic reinvestments of any dividends and distributions on remaining fund balances are excepted from this trading prohibition.

OTHER INFORMATION CONCERNING THE FUND
We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below the investment minimum noted above for 30 days as a result of selling shares. We will give you 60 days notice before closing your account for this reason.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expense arising from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any loss to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always be able to reach the JPMorgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by telephone without notice.

You may write to:

JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER
500 STANTON CHRISTIANA ROAD
NEWARK, DE 19713

The Fund may issue multiple classes of shares. This prospectus relates only to Institutional Class Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES
The Fund can earn income and they can realize capital gain. The Fund deducts any expenses and then pay out these earnings to shareholders as distributions.

The Fund generally distributes net investment income at least annually. Net capital gains, if any, are distributed annually.

You have three options for your distributions. You may:

-  reinvest all of them in additional Fund shares;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment icome that are not designated as qualified dividend income and certain dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates. Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Capital gain of a non-corporate U.S. shareholder that is recognized before January 1, 2009 is generally taxed at a maximum rate of 15% where the property is held by the Fund for more than one year. If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in the Fund will affect your own tax situation.

JPMORGAN U.S. EQUITY FUNDS

RISK AND REWARD ELEMENTS

This table discusses the main elements that make up the Fund's overall risk and reward characteristics. It also outlines the Fund's policies toward various investments, including those that are designed to help a Fund manage risk.

POTENTIAL RISKS                       POTENTIAL REWARDS              POLICIES TO BALANCE RISK AND REWARD

WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
-   When a Fund buys securities       -   The Fund can take          -   The Fund segregates liquid assets to offset leverage risks
    before issue or for delayed           advantage of attractive
    delivery, it could be exposed         transaction
    to leverage risk if it does not       opportunities
    segregate liquid assets

SHORT-TERM TRADING

-   Increased trading could raise a   -   The Fund could realize     -    The Fund generally avoids short-term trading, except to
    Fund's brokerage and related          gains in a short period         take advantage of attractive or unexpected opportunities
    costs                                 of time                         or to meet demands generated by shareholder activity

-   Increased short-term capital      -   The Fund could protect
    gains distributions could raise       against losses if a
    shareholders' income tax              stock is overvalued and
    liability. Such an increase in        its value later falls
    transaction costs and/or tax
    liability, if not offset by
    gains from short-term trading,
    would reduce a Fund's returns.

POTENTIAL RISKS                       POTENTIAL REWARDS              POLICIES TO BALANCE RISK AND REWARD

DERIVATIVES
-   Derivatives such as futures,      -   Hedges that correlate      -    The Fund uses derivatives for hedging and for risk
    options, swaps, and forward           well with underlying            management (i.e., to establish or adjust exposure to
    foreign currency contracts(1)         positions can reduce or         particular securities, markets or currencies); risk
    that are used for hedging the         eliminate losses at low         management may include management of the Fund's
    portfolio or specific                 cost                            exposure relative to its benchmark. Certain Funds may
    securities may not fully offset                                       also use derivatives to increase the Fund's gain
    the underlying positions and      -   The Fund could make money
    this could result in losses to        and protect against        -    The Fund only establishes hedges that it expects will be
    a Fund that would not have            losses if management's          highly correlated with underlying positions
    otherwise occurred                    analysis proves correct

-   Derivatives used for risk         -   Derivatives that involve   -    While the Fund may use derivatives that incidentally
    management or to increase a           leverage could generate         involve leverage, it does not use them for the specific
    Fund's gain may not have the          substantial gains at low        purpose of leveraging their portfolio
    intended effects and may result       cost
    in losses or missed
    opportunities

-   The counterparty to a
    derivatives contract could
    default

-   Derivatives that involve
    leverage could magnify losses

-   Certain types of derivatives
    involve costs to a Fund which
    can reduce returns

-   Derivitives may, for tax
    purposes, affect the character
    of gain and loss realized by a
    Fund, accelerate recognition of
    income to a Fund, affect the
    holding period of a Fund's
    assets, and defer recognition
    of certain of a Fund's losses.

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

POTENTIAL RISKS                       POTENTIAL REWARDS              POLICIES TO BALANCE RISK AND REWARD

SECURITIES LENDING
-   When a Fund lends a security,     -   The Fund may enhance       -    The adviser maintains a list of approved borrowers
    there is a risk that the              income through the
    loaned securities may not be          investment of the          -    The Fund receives collateral equal to at least 100% of
    returned if the borrower or           collateral received from        the current value of the securities loaned plus accrued
    the lending agent defaults            the borrower                    interest

-   The collateral will be subject                                   -    The lending agents indemnify the Fund against borrower
    to the risks of the securities                                        default
    in which it is invested

                                                                     -    The adviser's collateral investment guidelines limit
                                                                          the quality and duration of collateral investment to
                                                                          minimize losses

                                                                     -    Upon recall, the borrower must return the securities
                                                                          loaned within the normal settlement period

MARKET CONDITIONS

-   The Fund's share price and        -   Stocks have generally      -    Under normal circumstances the Fund plans to remain fully
    performance will fluctuate in         outperformed more stable        invested in accordance with its policies and may invest
    response to stock and/or bond         investments (such as            uninvested cash in affiliated money market funds. Equity
    market movements                      bonds and cash                  securities may include common stocks, convertible
                                          equivalents) over the           securities, preferred stocks, depositary receipts (such
                                          long term                       as American Depositary Receipts and European Depositary
                                                                          Receipts), trust or partnership interests, warrants,
                                                                          rights and investment company securities
-   Adverse market conditions may
    from time to time cause the                                      -    The Fund seeks to limit risk and enhance performance
    Fund to take temporary                                                through active management and/or diversification
    defensive positions that are
    inconsistent with its                                            -    During severe market downturns, the Fund has the option
    principal investment                                                  of investing up to 100% of assets in high quality
    strategies and may hinder the                                         short-term instruments
    Fund from achieving its
    investment objective


POTENTIAL RISKS                       POTENTIAL REWARDS              POLICIES TO BALANCE RISK AND REWARD

MANAGEMENT CHOICES
-   The Fund could underperform       -   The Fund could             -    The advisers focus their active management on securities
    its benchmark due to its              outperform its                  selection, the area where they believe their commitment
    securities and asset                  benchmark due to these          to research can most enhance returns
    allocation choices                    same choices

FOREIGN INVESTMENTS

-   Currency exchange rate            -   Favorable exchange rate    -    The Fund anticipates that its total foreign investments
    movements could reduce gains          movements could                 will not exceed 20% of total assets
    or create losses                      generate gains or
                                          reduce losses

-   The Fund could lose money         -   Foreign investments,       -    The Fund actively manages the currency exposure of
    because of foreign government         which represent a major         their foreign investments relative to their benchmarks,
    actions, political instability        portion of the world's          and may hedge back into the U.S. dollar from time to
    or lack of adequate and               securities, offer               time (see also "Derivatives"); these currency
    accurate information                  attractive potential            management techniques may not be available for certain
                                          performance and                 emerging markets investments
                                          opportunities for
                                          diversification

-   Currency and investment risks     -   Emerging markets can
    tend to be higher in emerging         offer higher returns
    markets; these markets also
    present higher liquidity and
    valuation risks

ILLIQUID HOLDINGS

-   The Fund could have difficulty    -   These holdings may         -    The Fund may not invest more than 15% of net assets in
    valuing these holdings                offer more attractive           illiquid holdings
    precisely                             yields or potential
                                          growth than comparable     -    To maintain adequate liquidity to meet redemptions, the
-   The Fund could be unable to           widely traded securities        Fund may hold high quality short-term securities
    sell these holdings at the                                            (including repurchase agreements) and, for temporary or
    time or price it desires                                              extraordinary purposes, may borrow from banks up to
                                                                          33 1/3% of the value of its total assets including
                                                                          drawing on a line of credit

                       THIS PAGE INTENTIONALLY LEFT BLANK.

FINANCIAL HIGHLIGHTS       AS OF December 31, 2003

The financial highlights table is intended to help you understand the Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The table is for Class A Shares as the Institutional Share Class began operations on March X, 2004.

This information for the Value Opportunities Fund was audited by other independent accountants for all years prior to 2002.

All other information has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.

CLASS A

                                                                  PER SHARE OPERATING PERFORMANCE:
----------------------------------------------------------------------------------------------------------------------------------
                                                INCOME FROM INVESTMENT OPERATIONS:                 LESS DISTRIBUTIONS:
                                             ----------------------------------------   ------------------------------------------
                                 NET ASSET                  NET REALIZED                 DIVIDENDS
                                    VALUE,          NET   AND UNREALIZED   TOTAL FROM     FROM NET   DISTRIBUTIONS
                                 BEGINNING   INVESTMENT      GAIN (LOSS)   INVESTMENT   INVESTMENT    FROM CAPITAL           TOTAL
                                   OF YEAR       INCOME    ON INVESTMENT   OPERATIONS       INCOME           GAINS   DISTRIBUTIONS
VALUE OPPORTUNITIES FUND (1)
Year Ended 12/31/03                     --           --               --           --           --              --              --
Year Ended 12/31/02             $    20.86         0.06            (2.63)       (2.57)       (0.06)          (2.75)          (2.81)
Year Ended 12/31/01             $    28.05         0.02            (4.28)       (4.26)       (0.02)          (2.91)          (2.93)
Year Ended 12/31/00             $    28.83         0.04             0.10         0.14        (0.05)          (0.87)          (0.92)
Year Ended 12/31/99             $    30.86         0.08            (1.36)       (1.28)       (0.08)          (0.67)          (0.75)

  * Calculated based on average shares outstanding.
(1) Operated as The Growth Fund of Washington through 2001.
(2) Total return figures do not include the effect of any front-end or deferred sales charge.

                                PER SHARE OPERATING PERFORMANCE:                       RATIOS/SUPPLEMENTAL DATA:
                                --------------------------------    ---------------------------------------------------------
                                                                       NET ASSETS,      RATIO OF         RATIO OF
                                         NET ASSET                          END OF   EXPENSES TO    NET INCOME TO   PORTFOLIO
                                        VALUE, END        TOTAL               YEAR       AVERAGE          AVERAGE    TURNOVER
                                           OF YEAR   RETURN (2)     (IN THOUSANDS)    NET ASSETS       NET ASSETS        RATE
VALUE OPPORTUNITIES FUND (1)
Year Ended 12/31/03                             --           --                 --            --               --          --
Year Ended 12/31/02                     $    15.48       (12.54%)   $       31,796          1.46%            0.42%      51.20%
Year Ended 12/31/01                     $    20.86       (15.31%)   $       51,253          1.39%            0.09%      14.42%
Year Ended 12/31/00                     $    28.05         0.65%    $       62,075          1.25%            0.21%      11.73%
Year Ended 12/31/99                     $    28.83        (4.15%)   $       69,741          1.18%            0.30%       8.07%

HOW TO REACH US

MORE INFORMATION
For investors who want more information on this Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at

1-800-766-7722 or writing to:

JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER
500 STANTON CHRISTIANA ROAD
NEWARK, DE 19713

PORTFOLIO HOLDINGS
A list of portfolio holdings is available fifteen days after month end upon request. Please call 1-800-766-7722 to obtain further information.

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-4321

(C) J.P. Morgan Chase & Co. All Rights Reserved. February 2004

PR-VOI-204

                                 JPMorgan Funds

                     JPMorgan Value Opportunities Fund, Inc.


                                     Part B

                       STATEMENT OF ADDITIONAL INFORMATION



                                  March 2, 2004


                             1101 Vermont Avenue, NW
                             Washington, D.C. 20005
                                 (202) 842-5665
                                  (800)972-9274


JP Morgan Value Opportunities Fund, Inc. (the "Fund") is a diversified, open-end investment company that seeks long-term capital appreciation. This Statement of Additional Information relating to the Fund is not a prospectus and should be read in conjunction with the Fund's Prospectus. The Fund's Annual Report and Semi-Annual Report are incorporated by reference into the SAI. Copies of the Fund's Prospectus, Annual Report and Semi-Annual Report are available, without charge, upon request by writing or calling the Secretary of the Fund at the above address and phone number. The date of the Prospectus to which this statement relates is May 1, 2003 for share classes A and B and March 2, 2004 for the Institutional Share Class.



                           --------------------------




                       J.P. Morgan Fund Distributors, Inc.
                                   Distributor

                        Washington Management Corporation
                                Business Manager

                     J.P. Morgan Investment Management Inc.
                                     Adviser

TABLE OF CONTENTS

CAPTION                                                    PAGE

General Information                                          3
Description of Certain Securities                            3
Additional Investment Restrictions and Policies              9
Management of the Fund                                      11
Director Compensation and Fund Ownership                    12
Other Fund Officers                                         13
Codes of Ethics                                             14
Proxy Voting Guideliines
Investment Advisory and Other Services                      14
Custodian, Transfer Agent and Auditor                       15
Shareholder Servicing                                       15
Distributor and Plans of Distribution                       16
Portfolio Transactions                                      18
Description of Shares, Voting Rights and Liabilities        19
Purchases, Redemptions and Exchanges                        19
Net Asset Value                                             25
Tax Status                                                  26
Performance Data                                            27
Financial Statements                                        30

                               GENERAL INFORMATION



JPMorgan Value Opportunities Fund, Inc. (the "Fund") is a diversified, open-end investment company that seeks long-term capital appreciation. The Fund was incorporated under the laws of the State of Maryland on May 24, 1985. The Fund operated as The Growth Fund of Washington until December 31, 2001 with a different investment objective, a different investment adviser and different investment policies. The Fund offers three shares: Class A, Class B and an Institutional Share Class.


Washington  Management  Corporation,   a  wholly-owned  subsidiary  of  The
Johnston-Lemon Group, Incorporated ("JLG"), is the Fund's business manager (the "Business Manager"). J.P. Morgan Investment Management Inc. ("JPMIM or the Adviser"), a wholly owned subsidiary of J.P. Morgan Chase & Co., is the Fund's Investment Adviser. JPMIM became the Fund's investment adviser on December 31, 2001. J.P. Morgan Fund Distributors, Inc., a wholly owned subsidiary of The BISYS Group, Inc., is the distributor (the "Distributor") of the Fund's shares.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, ("Morgan"), an affiliate of the Adviser, or any other bank. Shares of the Fund are not federally insured by the Federal Deposit Insurance Corporation, The Federal Reserve Board or any other government agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower that the amount originally invested by the investor.


                        DESCRIPTION OF CERTAIN SECURITIES

Equity Investments

The Equity Securities in which the Fund invests include those listed on any domestic or foreign securities exchange or traded in the over-the-counter (OTC) market.

Equity Securities. The Equity Securities in which the Fund may invest may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

The convertible securities in which the Fund may invest include any debt securities stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, but senior to the claims of preferred and common shareholders.

Common Stock Warrants. The Fund may invest in common stock warrants that entitle the holder to buy common stock from the issuer of the warrant at a specific price (the strike price) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock. Warrants generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. A warrant will expire worthless if it is not exercised on or prior to the expiration date.

Foreign Investments. The Fund may make investments in foreign securities. For purposes of the Fund's investment policies, the issuer of a security may be deemed to be located in a particular country if (I) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country, or (iii) the issuer derives at least 50% of its revenue from goods produced or sold, investments made or services performed in such country or has at least 50% of its assets situated in such country. Investors should realize that the value of the Fund's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of Fund securities and could favorably or unfavorably affect the Fund's operations.

Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. It may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

Generally, investment in securities of foreign issuers involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to the Fund by domestic companies.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, the Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect Fund liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

Foreign investments may be made in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other similar securities of foreign issuers. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs are receipts issued by a European financial institution. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non- U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security.

Holders of an unsponsored depositary receipt generally bear all costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

Commercial Paper. The Fund may invest in commercial paper which consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed-income securities no interest accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when- issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and include the maturity for the purpose of calculating the average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Fund will maintain with its custodian a segregated account with liquid assets consisting of cash, U.S. government securities or other appropriate securities, in an amount at least equal to such commitment. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other Fund obligation, incur a gain or loss due to market fluctuation. Also, the Fund may be disadvantaged if the other party to the transaction defaults.

Investment Company Securities. Securities of other investment companies may be acquired by the Fund to the extent permitted under the Investment Company Act of 1940, as amended, (the "1940 Act") or any order pursuant thereto. These limits currently require that, as determined immediately after a purchase is made, (I) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; provided, however, that the Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

The Securities and Exchange Commission ("SEC") has granted the Fund an exemptive order permitting it to invest its uninvested cash in any affiliated money market funds. The order sets forth the following conditions: (1) the Fund may invest in one or more of the permitted money market funds up to an aggregate limit of 25% of its assets; and (2) the Adviser will waive and/or reimburse its investment advisory fee from the Fund in an amount sufficient to offset any doubling up of investment advisory, shareholder servicing or administration fees.

Repurchase Agreements. The Fund may invest in repurchase agreements with commercial banks or broker-dealers meeting creditworthiness standards set and monitored by the Fund's Adviser. A repurchase agreement involves the purchase by the Fund of U.S. government securities or other debt obligations with the condition that, after a stated period of time, the seller will buy back the same securities (the "collateral") at a predetermined price or yield. The collateral will be maintained in an amount equal to the repurchase price under the agreement (including accrued interest due thereunder). In the event the original seller defaults on its obligations to repurchase, the Fund will sell the collateral, which action could involve costs or delays. The Fund's rights to the collateral are unclear where the seller is a bank which becomes insolvent. Moreover, the Fund could suffer a loss to the extent proceeds from the sale of the collateral may be less than the repurchase price. Either the Fund or its custodian will have physical custody of the collateral or the Fund will have constructive possession by entry into the Fund's account in the federal book-entry system. No more than 10% of the Fund's net assets, at the time of investment, may be invested in repurchase agreements not terminable within seven days.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage. Leverage may cause any gains or losses of the Fund to be magnified. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, the Fund will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund will establish and maintain with its custodian a separate account with a segregated fund of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. All forms of borrowing (including reverse repurchase agreements and securities lending) are limited in the aggregate and may not exceed 33 1/3% of a Fund's total assets.

Securities Loans. The Fund may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its respective investors. The Fund may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Fund will consider all facts and circumstances before entering into such an agreement, including the creditworthiness of the borrowing financial institution, and no Fund will make any loans in excess of one year. The Fund will not lend their securities to any officer, Director, employee or other affiliate of the Fund, the Adviser or the Distributor, unless otherwise permitted by applicable law. All forms of borrowing (including reverse repurchase agreements and securities lending) are limited in the aggregate and may not exceed 33 1/3% of the Fund's total assets.

Illiquid Investments; Privately Placed and Certain Unregistered Securities. The Fund may not acquire any illiquid securities if, as a result thereof, more than 15% of the Fund's net assets would be in illiquid investments. Subject to this non-fundamental policy restriction, the Fund may acquire investments that are illiquid or have limited liquidity, such as privately placed securities or other investments that are not registered under the Securities Act of 1933, as amended ("the 1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity.

The Fund may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Adviser and approved by the Directors. The Directors will monitor the Adviser's implementation of these guidelines on a periodic basis.

As to illiquid investments, the Fund is subject to a risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a holding under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

Quality and Diversification Requirements. The Fund intends to meet the diversification requirements of the 1940 Act. Current 1940 Act diversification requirements require that with respect to 75% of the assets of the Fund: (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. government, its agencies or instrumentalities, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Fund's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to the Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

 The Fund will also comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. See"Taxes."

The Fund may invest in convertible debt securities for which there are no specific quality requirements. In addition, at the time a Fund invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Adviser's opinion. At the time the Fund invests in any other short-term debt securities, they must be rated in the category A or higher by Moody's or Standard & Poor's, or the equivalent by another nationally recognized statistical rating organization, or if unrated, the investment must be of comparable quality in the Adviser's opinion. In determining suitability of investment in a particular unrated security, the Adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

Futures Contracts and Options on Futures Contracts. The Fund may purchase or sell (write) futures contracts and may purchase and sell (write) put and call options, including put and call options on futures contracts. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. Currently, futures contracts are available on various types of fixed income securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit, and on indices of fixed-income securities and indices of equity securities.

Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of "variation" margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by a Fund are paid by the Fund into a segregated account, in the name of the Futures Commission Merchant, as required by the 1940 Act and the SEC's interpretations thereunder.

Combined Positions. The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Liquidity of Options and Futures Contracts. There is no assurance that a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired.

Position Limits. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, the Fund or the Adviser may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

Asset Coverage for Futures Contracts and Options Positions. Although the Fund will not be a commodity pool, certain derivatives subject the Fund to the rules of the Commodity Futures Trading Commission which limit the extent to which the Fund can invest in such derivatives. The Fund may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, the Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

In addition, the Fund will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual fund and, if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede Fund management or the Fund's ability to meet redemption requests or other current obligations.

U.S. Government Securities and Other Short-Term Securities. The Fund may invest in short term securities which may include direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds), federal agency obligations guaranteed as to principal and interest by the U.S. Treasury, and certain securities issued by U.S. government instrumentalities or certain federal agencies which securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. These latter securities, however, generally involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. Other short-term securities may also include commercial paper issued by domestic corporations rated at the time of purchase not lower than Prime-1 by Moody's Investors Service, Inc. or A-1 by Standard & Poor's Corporation, or the equivalent by another NRSRO or deemed comparable by the Adviser, or certificates of deposit issued by U.S. banks having assets in excess of $1 billion.

                 ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES

Investment Restrictions

The Fund has adopted the following restrictions which, together with its investment objective, are its fundamental policies. These fundamental policies cannot be changed without approval of the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding shares. The Act defines "majority" as the lesser of (1) 67% or more of the Fund's outstanding shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares.

     The Fund's fundamental investment restrictions are:

         (1): The Fund may not borrow money, except to the extent permitted by applicable law.

         (2): The Fund may not underwrite securities of other issuers, except to the extent that the Fund, in disposing of Fund securities, may be deemed an underwriter within the meaning of the 1933 Act.

         (3): The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or instruments issued by issuers that invest in real estate.

         (4): The Fund may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodity contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

         (5): The Fund may make loans to other persons, in accordance with the Fund's investment objective and policies to the extent permitted by applicable law.

         (6): The Fund may not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC.

         (7): The Fund may not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

         (8): The Fund may not make any investment inconsistent with the Fund's classification as a diversified investment company under the Investment Company Act of 1940.

The following restrictions are not fundamental and may be changed by the Fund without shareholder approval, in compliance with applicable law, regulation, or regulatory policy.

         The Fund may not:

         (a) make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

         (b) purchase any securities subject to legal or contractual restrictions on the resale thereof, or purchase securities which are not readily marketable, or enter into repurchase agreements not terminable within seven business days, if such purchase or entering into a repurchase agreement would cause more than 10% of the value of its total assets to be invested in such securities and such repurchase agreements;

         (c) invest its assets in securities of other open-end investment companies, except as permitted under the 1940 Act or any order pursuant thereto; or

          (d) pledge, mortgage or hypothecate its assets except, to secure borrowings permitted by subparagraph (1) above, it may pledge securities having a value at the time of pledge not exceeding 15% of the cost of its total assets.


There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change. For purposes of fundamental investment restrictions regarding industry concentration, JPMIM may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the SEC or other sources. In the absence of such classification, if JPMIM determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, JPMIM may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.


                             MANAGEMENT OF THE FUND

NAME                 YEAR FIRST
POSITION W/ FUND     ELECTED A          PRINCIPAL                        OTHER DIRECTORSHIPS
AGE                  DIRECTOR*1*        OCCUPATION*2*                    HELD BY DIRECTOR *3*
------------------------------------------------------------------------------------------------------------------------


                              Independent Directors

Cyrus A. Ansary*8*          1985        President, Investment            The American Funds Tax-Exempt Series I;
    Director                            Services International, LLC*4*     Washington Mutual Investors Fund

    70

Daniel J. Callahan III     2001        Vice Chairman and Treasurer,       The American Funds Tax-Exempt Series I;
    Director                           The Morris and Gwendolyn           Washington Mutual Investors Fund;
      71                               Cafritz Foundation                           WGL Holdings, Inc.


James C. Miller III        2001         Chairman, CapAnalysis Group;      Atlantic Coast Airlines, Inc.;
   Director                            Former Counselor, Citizens for     The American Funds Tax-Exempt Series I;

    61                                 a Sound Economy                    Washington Mutual Investors Fund

Katherine D. Ortega        2003        Former Treasurer of the            The Kroger Co.; Rayonier Inc.;
   Director                            United States                      The American Funds Tax-Exempt Series I;
     69                                                                    Washington Mutual Investors Fund



T. Eugene Smith            1985        President,                         The American Funds Tax-Exempt Series I;
   Director                            T. Eugene Smith, Inc.*5*                Washington Mutual Investors Fund

   73


Leonard P. Steuart, II        1994     Vice President,                   The American Funds Tax-Exempt Series I;
   Director                            Steuart Investment Company*6*     Washington Mutual Investors Fund

   69



                              Interested Directors


James H. Lemon, Jr.        1985        Chairman & Chief Executive         The American Funds Tax-Exempt Series I;
   Chairman                            Officer, The Johnston-Lemon        Washington Mutual Investors Fund
   67                                       Group, Incorporated*7*


Harry J. Lister            1985        Director & President,              The American Funds Tax-Exempt Series I;
    Vice Chairman                      Washington Management                 Washington Mutual Investors Fund
      68                               Corporation


Jeffrey L. Steele          2001        Director & Executive Vice              The American Funds Tax-Exempt Series I;
    President &                        President, Washington                     Washington Mutual Investors Fund
    Director                           Management Corporation

      58                                                    Former Partner,
                                                            Dechert Price and Rhoads



  The address for all Directors is the Office of the Fund, 1101 Vermont Avenue, Suite 600, Washington, DC 20005.

*1*Directors serve until their resignation, removal or retirement.

*2* Reflects current principal occupation and principal employment during the past 5 years. Corporate positions may have changed during the period.

*3* This includes all directorships that are held by each Director as a director of a public company or registered investment company (other than for the Fund). No Director serves as a director for any other fund in the JPMorgan fund complex.

*4* The principal business of Investment Services International, LLC is a holding company for various operating entities.

*5* The principal business of T. Eugene Smith, Inc. is real estate consulting, planning and development.

*6* The principal business of Steuart Investment Company is real estate investment and operation.

*7* The principal business of The Johnston-Lemon Group, Incorporated is a financial services holding company.

*8* Mr. Ansary owned shares of JPMorgan Chase & Co. from mid-January 2003 until October 2003 and would, therefore, be deemed an Interested Director during that period.

                    DIRECTOR COMPENSATION AND FUND OWNERSHIP

                            AGGREGATE COMPENSATION*1*    AGGREGATE DOLLAR
                            FROM THE FUND*2*             RANGE*3* OF SHARES
                            DURING FISCAL YEAR           OWNED IN THE FUND AS

NAME                        ENDED DECEMBER 31,  20032    OF DECEMBER 31, 2003
----                        ----- -------- ---  -----


                          Independent Directors


Cyrus A. Ansary                    $      2,400          $10,001-50,000
Daniel J. Callahan III             $      1,600          None
James C. Miller III                $      1,600          None
Katherine D. Ortega                $      2,000          None
T. Eugene Smith                    $      2,800          None
Leonard P. Steuart, II             $      1,600         More than $100,000



                              Interested Directors

James H. Lemon, Jr.                    None             More than $100,000
Harry J. Lister                        None             $50,001-100,000
Jeffery L. Steele                      None             $50,001-100,000

*1* The Fund currently pays each "independent" director an attendance fee of $400 for each Board of Directors meeting and $400 for each committee meeting attended. No compensation is paid by the Fund to any Director who is a director, officer, or employee of the Business Manager, Investment Adviser or their affiliates.

*2* No director serves on any other fund board in the JPMorgan fund complex. None has any pension or retirement benefit from the Fund. *3* Ownership disclosure is made using the following ranges: none; $1-10,000; $10,001-50,000; $50,001-100,000; and more than $100,000.



     The Fund has an Audit Committee composed of T. Eugene Smith (Chair), Cyrus
A. Ansary, Katherine D. Ortega, and Leonard P. Steuart II, all of whom are not considered "interested persons" of the Fund within the meaning of the 1940 Act ("independent directors"). The function of the Committee is the oversight of the Corporation's accounting and financial reporting policies. The Committee acts as a liaison between the Fund's independent auditors and the full Board of Directors.

         The Fund has a Governance Committee composed of Leonard P. Steuart, II (Chair) and all other independent directors. The Committee's functions include reviewing all contracts and agreements with the Fund, as required by the 1940 Act and the rules thereunder. The Committee reports its recommendations to the full Board of Directors. In addition, the Committee periodically reviews such issues as the Board's composition, responsibilities, committees and compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates candidates for independent directors to the full Board of Directors. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Governance Committee of the Fund, c/o the Fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee.

         The Fund has a Proxy Committee composed of T. Eugene Smith, Harry J. Lister and Daniel J. Callahan. The Committee's functions include establishing and reviewing procedures and policies for voting of proxies of companies held in the Fund's portfolio, making determinations with regard to certain contested proxy voting issues and discussing related current issues.


    There were four Board of Directors meetings, two Audit Committee meetings, one Governance Committee meeting and one Proxy Committee meeting during the fiscal year ended December 31, 2003 . All directors attended more than 80% of all Board meeting and meetings of the Committees of which they were members.



                               OTHER FUND OFFICERS

NAME                                                                    OFFICER
(POSITION WITH FUND) *1*        PRINCIPAL                          CONTINUOUSLY
AGE                             OCCUPATION *2*                            SINCE
---                             ---------- ---                            -----

Stephen Hartwell                Chairman,                                  1985
(Executive Vice President)   Washington Management Corporation
88

Howard L. Kitzmiller         Director, Senior Vice President,              1985
(Senior Vice President       Secretary and Assistant Treasurer,
and Secretary)               Washington Management Corporation

73


Michael W. Stockton          Vice President, Assistant Secretary          1993
(Vice President, Treasurer,  and Assistant Treasurer,
Chief Financial Officer      Washington Management Corporation
and Assistant Secretary)
 36

Ralph S. Richard             Director, Vice President and Treasurer,      1998
(Vice President)             Washington Management Corporation

 85


Lois A. Erhard               Vice President,                              1987
(Vice President)             Washington Management Corporation

51


J. Lanier Frank Assistant Vice President, 1995 (Assistant Vice President) Washington Management Corporation
42

Ashley L. Shaw *3*           Assistant Secretary,                          2000
(Assistant Secretary and     Washington Management Corporation;
Assistant Treasurer)         Attorney/Law Clerk
34

The address for all Officers is the Office of the Fund, 1101 Vermont Avenue, Suite 600, Washington, DC 20005.

*1* Officers hold office until their respective successors are elected, or until they resign or are removed. *2* Reflects current principal occupation and principal employment during the past five years. Corporate positions may have changed during the period. *3* Ashley L. Shaw is the daughter of James H. Lemon, Jr.

Directors of the Fund, acting on behalf of shareholders, direct and coordinate the Fund's overall policies and have retained the services of the Business Manager and Adviser to operate the Fund.


As of February 15, 20043 officers and directors as a group owned beneficially or of record approximately xxx,xxx shares of the Fund (x.x %).

                                 CODES OF ETHICS

The Fund, the Business Manager, the Distributor and the Adviser have adopted codes of ethics pursuant to Rule 17j- 1 under the 1940 Act. Each of these codes permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Fund. Such purchases, however, are subject to procedures reasonably necessary to prevent access persons from engaging in any unlawful conduct set forth in Rule 17j-1.


PROXY VOTING GUIDELINES

         The Fund's Board of Directors oversees the voting of proxies of shares held by the Fund and has appointed a Committee on Proxy Voting Procedures to assist it. Members of the Committees are Messrs. Smith, Callahan and Lister. The Board has authorized the President of the Fund (the "Voting Officer") to vote individual proxies and has approved "proxy voting procedures and policy" (the "Guidelines") which are used by the Voting Officer in deciding how to vote on particular matters. The Guidelines provide to the Voting Officer guidance on how to vote on a variety of matters that are often the subject of shareholder voting. The Guidelines are not intended to be rigid rules and each matter is to be considered on a case-by-case basis and voted in the manner that the Voting Officer determines to be in the best interests of the Fund and its shareholders.

         The Guidelines provide that generally the Voting Officer should vote against (i) defensive anti-takeover measures, (ii) staggered boards of directors, (iii) measures calling for the creation of special classes of shares with extra voting power and (iv) proposals that provide, in the judgment of the Voting Officer, for excessive compensation for directors and officers including stock option plans that may cause excessive dilution to shareholders. The Guidelines also provide that the Voting Officer should vote in favor of proposals to expense stock options for financial reporting purposes

         The Guidelines provide that the Voting Officer should assess on a case-by-case basis shareholder proposals relating to a wide range of social or political issues, weighing the impact of such proposals upon the company's shareholders. Finally, the Guidelines provide, as a general policy matter, that the Voting Officer should vote in support of corporate management on routine, non-controversial matters, but that the Voting Officer should exercise care in reviewing routine matters to assure that the matter to be voted upon does not give rise to issues that may call into question whether a vote in support of management is in the best interests of the Fund and its shareholders.

         If the Voting Officer is aware of any conflict of interest between the interests of Fund shareholders, on the one hand, and the interests of the Fund's investment adviser or any affiliated person of the Fund or its adviser, on the other hand, the Voting Officer will discuss and resolve that conflict of interest with a member of the Committee on Proxy Voting Procedures.

     Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, will be available on or about September 1, 2004, (i) without charge, upon request by calling 1(800)348-4782 or (ii) on the SEC's website at http://www.sec.gov.


                     INVESTMENT ADVISORY AND OTHER SERVICES

J.P. Morgan Investment Management Inc. acts as investment adviser to the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Subject to such policies as the Board of Directors may determine, JPMIM is responsible for investment decisions for the Fund. Pursuant to the terms of the Advisory Agreement, JPMIM provides the Fund with such investment advice and supervision as it deems necessary for the proper supervision of the Fund's investments. The Adviser continuously provides investment programs and determines from time to time what securities shall be purchased, sold or exchanged and what portion of the Fund's assets shall be held uninvested. The Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Fund.

As compensation for services rendered to the Fund, the Fund pays the Adviser a fee, computed daily and paid monthly, of .500% per annum on the Fund's average daily net assets.

Washington Management Corporation acts as business manager to the Fund pursuant to a Business Management Agreement. The primary function of the Business Manager is to oversee the various services and operations of the Fund. The Business Manager provides services necessary to carry on the fund's general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, arrangements for and supervision of all shareholder services, federal and state regulatory compliance. The Business Manager provides similar services to other mutual funds.

The Fund also pays the Business Manager, as compensation for services rendered to the Fund, a fee computed daily and paid monthly, of .175% per annum on the Fund's average daily net assets.


During the fiscal year ended December 31, 20032 the Business Manager received a fee of $xx,xxx and the Investment Adviser $xx,xxx. During fiscal year ended December 31, 2002, the Business Manager received $79,696 and the Adviser received $227,704. Comparable fees for the fiscal year ended December 31, 2001 were $190,066 and $200,505 respectively. Washington Investment Advisers served as the Fund's Adviser for fiscal 2001.


The Fund pays all expenses not assumed by the Adviser or Business Manager. Expenses paid by the Fund include custodian, stock transfer and dividend disbursing fees and accounting and record keeping expenses; distribution expenses pursuant to a plan under Rule 12b-1 of the 1940 Act; costs of designing, printing and mailing reports, prospectuses, proxy statements and notices to its shareholders; taxes and insurance; expenses of the issuance, sale or repurchase of shares of the Fund (including federal registration and state fees); legal and audit fees and expenses; compensation, fees and expenses paid to Directors who are not interested persons of the Fund; association dues; and costs of stationery and forms prepared exclusively for the Fund.


The Advisory and Business Management Agreements are subject to annual approval by (I) the Board of Directors of the Fund or (ii)vote of a majority (as defined in the Act) of the outstanding shares of the Fund, provided that in either event the continuance is also approved by a majority of the Directors who are not "interested persons" of the Fund by vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement was last approved by shareholders at a meeting on December 5, 2001. The Business Management Agreement was last approved by shareholders at a meeting on April 29, 1991. The current Agreements are effective through the year ended March 31, 2004. The Investment Advisory and Business Management Agreements are each terminable without penalty on not less than 60 days' notice by the Board of Directors of the Fund or by vote of the holders of a majority of the Fund's shares. Each will terminate automatically in the event of its assignment.


The Investment Advisory Agreement was last approved by the Board of Directors on December 19, 2002, following a meeting on December 12, 2002 of the Fund's Governance Committee. The Governance Committee reviewed and considered a number of factors in recommending renewal of the existing Agreement. The Committee and the Board assessed, among other things, the quality of services provided by the Adviser, fees and expenses borne by the Fund and comparable data for other mutual funds, the financial results and financial statements of the Adviser, brokerage and other policies of the Advisers and the Fund's portfolio turnover rate. The Board determined to continue the Agreement in light of the quality of the Adviser's performance on behalf of the Fund, the strength of the Adviser's organization and the reasonableness of the advisory fee.

The Fund's Adviser and Administrator have a written agreement to waive up to the full amount of their respective fees to the extent the Class A total operating expense ratio exceeds 1.46% of average daily net assets until 4/30/04. If such waivers are implemented, they will also have the affect of lowering Class B expenses.

The Washington Management Corporation Foundation, a charitable foundation established by the Business Manager, located at 1101 Vermont Avenue, N.W., makes contributions to charities organized under Section 501 (c)(3) or 509(a)(2) of the Code. Directors and officers of the Fund, as well as all employees of the Business Manager and affiliates, may participate in a gift matching program sponsored by the Foundation.

                      CUSTODIAN, TRANSFER AGENT AND AUDITOR

The JPMorgan Chase Bank (the "Custodian"),located at One Chase Manhattan Plaza, New York, NY 10081, serves as the Fund's custodian. As Custodian, it maintains custody of Fund assets, settles portfolio purchases and sales, collects portfolio income, maintains general ledger and capital stock accounts and investment ledgers, prepares daily trial balances and calculates net asset values. DST Systems, Inc. (the "Transfer Agent"), located at 210 W. 10th Street, Kansas City, MO 64105, serves as the Fund's transfer agent. The Transfer Agent maintains the Fund's official record of shareholders and, as dividend agent, is responsible for crediting dividends to shareholder accounts.

PricewaterhouseCoopers LLP, independent auditors, located at 1177 Avenue of the Americas, New York, NY 10036, is the Fund's auditor. In such capacity, PricewaterhouseCoopers will conduct an annual audit of the Fund, meet with the Fund's Audit Committee and management at least annually, read filings, such as Form N-SAR and registration statement amendments, prepare tax returns, and read the Fund's annual and semi-annual reports. Johnson, Lambert & Co. performed these services through fiscal 2001.


                              SHAREHOLDER SERVICING

The Fund may enter into a shareholder servicing agreement (the "Shareholder Serving Agreement") with JPMorgan

Chase Bank pursuant to which JPMorgan Chase Bank acts as shareholder servicing agent for its customers and for other Fund investors who are customers of financial professionals. Under this agreement, JPMorgan Chase Bank is responsible for performing shareholder account, administrative and servicing functions, which include but are not limited to, answering inquiries regarding account status and history, the manner in which purchases and redemptions of Fund shares and certain other matters pertaining to the Fund; assisting customers in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Fund's Transfer Agent; transmitting purchase and redemption orders to the Fund's Transfer Agent and arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares; verifying purchase and redemption orders, transfers among and changes in accounts; informing the Distributor of the gross amount of purchase orders for Fund shares; and providing other related services.


Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMorgan Chase Bank for these services a fee at an annual rate of up to 0.25% for Class A and Class B Shares and up to 0.10% for the Institutional Share Class (expressed as a percentage of the average daily net asset values of Fund shares owned by or by shareholders for whom JPMorgan Chase Bank is acting as shareholder servicing agent). JPMorgan acts as shareholder servicing agent for all shareholders.


The Fund may be sold to or through financial intermediaries who are customers of JPMorgan Chase Bank ("financial professionals"), including financial institutions and broker-dealers, that may be paid fees by JPMorgan Chase Bank or its affiliates for services provided to their clients that invest in the Fund. Organizations that provide record keeping or other services to certain employee benefit or retirement plans that include the Fund as an investment alternative may also be paid a fee.


                       DISTRIBUTOR AND DISTRIBUTION PLANS

J.P. Morgan Fund Distributors, Inc. serves as the Fund's exclusive distributor. The Distributor holds itself available to receive purchase orders for the Fund's shares. In that capacity, the Distributor has been granted the right, as agent of the Fund, to solicit and accept orders for the purchase of the Fund's shares in accordance with the terms of a Distribution Agreement (the "Distribution Agreement"). Under the terms of the Distribution Agreement between the Distributor and the Fund, the Distributor receives no compensation in its capacity as the Fund's distributor. The Distributor is a wholly owned, indirect subsidiary of The BISYS Group, Inc. The Distributor currently provides administration and distribution services for a number of other investment companies. The Distribution Agreement will continue in effect with respect to the Fund only if it is approved at least annually (I) by a vote of the holders of a majority of the Fund's outstanding shares or (ii) by a vote of a majority of the Directors of the Fund and a vote of the Directors who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Directors of the Fund, including a vote of a majority of the Directors who are not "interested persons" of the Fund, or by a vote of the holders of a majority of the Fund's outstanding shares. The principal offices of the Distributor are located at 1211 Avenue of the Americas, New York, New York 10036.

The Fund has adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan") pertaining to its Class A and Class B Shares of the Fund, which provides that each of such classes shall pay for distribution services a distribution fee (the "Distribution Fee"), including payments to the Distributor, at annual rates not to exceed the amounts set forth in the Prospectus. The Distributor may use all or any portion of such Distribution Fee to pay for Fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. Promotional activities for the sale of each such class of shares will be conducted generally by the JPMorgan Funds, and activities intended to promote one class of shares of the Fund may also benefit the Fund's other shares and other JPMorgan Funds.

Class A Shares pay a Distribution Fee of up to 0.25% of average daily net assets and Class B Shares pay a

Distribution Fee of up to 0.75% of average daily net assets. The Distributor currently expects to pay sales commissions to a dealer at the time of sale of Class B Shares of up to 4.00% of the purchase price of such shares sold by such dealer. The Distributor will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because the Distributor will receive a maximum Distribution Fee of 0.75% of average daily net assets with respect to Class B Shares, it will take the Distributor several years to recoup the sales commissions paid to dealers and other sales expenses. Some payments under the Distribution Plans may be used to compensate broker- dealers with dealer service fees in an amount not to exceed 0.25% annualized of the average net asset values of Class A Shares or 0.25% annualized of the average net asset value of the Class B Shares. maintained in the Fund by such broker-dealers' customers. Dealer service fees on Class B Shares will be paid to broker-dealers beginning the 13th month following the purchase of such Class B Shares.

With respect to Class B Shares, because of the 0.75% annual limitation on the compensation paid to the Distributor during a fiscal year, compensation relating to a large portion of the commissions attributable to sales of Class B Shares in any one year will be accrued and paid by the Fund to the Distributor in fiscal years subsequent thereto. In determining whether to purchase Class B Shares, investors should consider that compensation payments could continue until the Distributor has been fully reimbursed for the commissions paid on sales of Class B Shares. However, the Shares are not liable for any distribution expenses incurred in excess of the Distribution Fee paid. Each class of shares is entitled to exclusive voting rights with respect to matters concerning its Distribution Plan. Each Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Directors and a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of such Distribution Plan or in any agreement related to such Plans ("Qualified Directors"). The Distribution Plans require that the Fund shall provide to the Board of Directors, and the Board of Directors shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plans. The selection and nomination of Qualified Directors shall be committed to the discretion of the disinterested Directors (as defined in the 1940 Act) then in office. A Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Directors or by vote of a majority of the outstanding voting shares of the class of such Fund to which it applies (as defined in the 1940 Act). The Distribution Plans may not be amended to increase materially the amount of permitted expenses thereunder without the approval of shareholders and may not be materially amended in any case without a vote of the majority of both the Directors and the Qualified Directors. The Fund will preserve copies of any plan, agreement or report made pursuant to the Distribution Plans for a period of not less than six years from the date of the Distribution Plans, and for the first two years such copies will be preserved in an easily accessible place. The table below sets forth the Distribution Fees paid to the Distributor for the fiscal periods indicated:


The total amount paid to the Distributor under the Class A Distribution Plan for the fiscal year ended December 31, 20032 was $xx,xxx. Only actual expenses of the Distributor, categories of which have been pre-approved, can be reimbursed up to the limit of 0.25% of average daily net assets annually under such Plan. Those amounts were expended as follows and such expenditures were reviewed quarterly by the Fund's Board of Directors:

        Service Fees to Dealers                      $xx,xxx

        Printing and mailing of prospectuses
        other than to existing shareholders          $ x,xxx


        Distributor's Selling and

        Servicing Expenses                           $ x,xxx


The Fund's Class B Distribution Plan had total plan expenses of $x for the year ended December 31, 2003. The full 0.75% annual Distribution Fee is paid to FEP Capital, L.P. as compensation for acting as finance agent, regardless of FEP's expenses.

                             PORTFOLIO TRANSACTIONS

The Adviser places orders for the Fund for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of the Fund.

Fixed-income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

Fund transactions for the Fund will be undertaken principally to accomplish the Fund's objective in relation to expected movements in the general level of interest rates. The Fund may engage in short-term trading consistent with its objective.

In connection with portfolio transactions, the overriding objective is to obtain the best execution of purchase and sales orders.

In selecting a broker, the Adviser considers a number of factors including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the firm's financial condition; as well as the commissions charged. A broker may be paid a brokerage commission in excess of that which another broker might have charged for effecting the same transaction if, after considering the foregoing factors, the Adviser decides that the broker chosen will provide the best execution. The Adviser monitors the reasonableness of the brokerage commissions paid in light of the execution received. The Directors of the Fund review regularly the reasonableness of commissions and other transaction costs incurred by the Funds in light of facts and circumstances deemed relevant from time to time, and, in that connection, will receive reports from the Adviser and published data concerning transaction costs incurred by institutional investors generally. Research services provided by brokers to which the Adviser has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, Fund strategy services, quantitative data and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all the Adviser's clients and not solely or necessarily for the benefit of the Fund. The Adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. The Fund does not reduce its fee to the Adviser by any amount that might be attributable to the value of such services.


The Fund's brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2003, 2002, and 2001, amounted to $xx,xxx, $48,576 and $14,960, respectively. Differences in commission amounts reflect essentially differences in aggregate dollar amount of the portfolio transactions. The increased level of brokergae commission in 2003 was primarily due to a larger volume of transactions.


Subject to the overriding objective of obtaining the best execution of orders, the Adviser may allocate a portion of the Fund's brokerage transactions to affiliates of the Adviser. Under the 1940 Act, persons affiliated with the Fund and persons who are affiliated with such persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. However, affiliated persons of the Fund may serve as its broker in listed or OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which JPMorgan Chase Bank or an affiliate is a member or in a private placement in which JPMorgan Chase Bank or an affiliate serves as placement agent except pursuant to procedures adopted by the Board of Directors of the Fund that either comply with rules adopted by the SEC or with interpretations of the SEC's staff.

On those occasions when the Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well its other customers, the Adviser, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund. In some instances, this procedure might adversely affect the Fund.

 If the Fund effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by the Fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which the Fund may write may be affected by options written by the Adviser for other of its clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.


              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

The Fund is a diversified, open-end investment company which was incorporated under the laws of the State of Maryland on May 24, 1985. The Fund offers Class A and Class B Shares. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the Fund's rule 18f-3 Plan. Class A and Class B shareholders have exclusive rights with respect to the respective class' rule Distribution Plan adopted in connection with the distribution of shares on other matters in which the interests of one class are different from the interests of another class. Shares of all classes of the Fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class in matters that affect that class alone. At the request of the holders of at least 10% of the shares, the Fund will hold a meeting at which the board or a Member of the Board could be removed by a majority vote. There will not usually be a shareholder meeting in any year, except, for example, when the election of the Board is required to be acted upon by shareholders under the 1940 Act.

                      PURCHASES, REDEMPTIONS AND EXCHANGES

The Fund has established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. If an investor's account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the Fund reserves the right to request that you buy more shares or close the investor's account. If the investor's account balance is still below the minimum 60 days after notification, the Fund reserves the right to close out such account and send the proceeds to the address of record. The Fund's Transfer Agent may defer acting on a shareholder's instructions until it has received them in proper form. In addition, the privileges described in the Prospectus are not available until a completed and signed account application has been received by the Transfer Agent. Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is declined in the account application. The telephone exchange privilege is not available if an investor was issued certificates for shares that remain outstanding.

Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, and confirmation that the account registration and address given by such person match those on record, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest account application or as otherwise properly specified to the Fund in writing.

The Fund may, at its own option, accept securities in payment for shares. The securities delivered in such a transaction are valued by the method described in "Net Asset Value" as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of the Adviser, appropriate investments for the Fund. In addition, securities accepted in payment for shares must: (I) meet the investment objective and policies of the Fund; (ii) be acquired by the Fund for investment and not for resale; (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, OTC market or by readily available market quotations from a dealer in such securities. The Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

If you are selling Fund shares having an aggregate net asset value greater than $250,000, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Fund in lieu of cash. The redemption in kind will be effected at approximately the shareholder's proportionate share of the Fund's current net assets. The distributed securities are valued in the same manner as they are valued for purposes of calculating net asset value. The distributed securities shall be selected as follows: The redemption in kind will be made using only those common stocks which individually have an asset value equal to or greater than 5% of the net assets of the Fund. If there are no stocks which represent 5% of the Fund's net assets or insufficient quantity of such 5% holdings exist to effect the redemption in kind, then those holdings representing 4% or more of the Fund's net assets will be used, and if there are no such stocks or sufficient amounts of such stocks, then those holdings which are equal to or greater than 3% of net assets will be used. In making a redemption in kind, the Fund will make the redemption using no more than the five largest of the Fund's holdings, with the amount of each security determined as follows: The Fund will not distribute an amount of any security that will reduce the net asset value of that holding below 1% of the Fund's net assets. The percentage amount of each security to be distributed to the redeeming shareholder will be approximately equal to the percentage amount that each such security represents of the aggregate net asset value of all the securities that will be distributed to the redeeming shareholder. For example, if the Fund's holdings of common stock XYZ Corporation represents 30% of the aggregate net asset value of the 5 stocks to be distributed to the redeeming shareholder, then 30% of the net asset value of the redemption in kind will consist of common stock of XYZ Corporation. Adjustments may be made to avoid reducing the Fund's holdings of a particular security below 1% of the Fund's net asset value. Shareholders receiving securities instead of cash for redemption proceeds may incur costs in selling such securities as well as market risk until such securities are sold.

The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows: (I) for up to seven days, (ii) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading thereon is restricted as determined by the SEC by rule or regulation, (iii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or (iv) for such other periods as the SEC may permit.

Each investor in the Fund may add to or reduce its investment in the Fund on each day that the New York Stock Exchange is open for business. Once each such day, based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time; however, options are priced at 4:15 p.m., Eastern time) the value of each investor's interest in the Fund will be determined by multiplying the net asset value (the "NAV") of the Fund by the percentage representing that investor's share of the aggregate beneficial interests in the Fund. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Fund will then be recomputed as the percentage equal to the fraction (I) the numerator of which is the value of such investor's investment in the Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the

Fund effected on such day and (ii) the denominator of which is the aggregate NAV of the Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Fund. The percentage so determined will then be applied to determine the value of the investor's interest in the Fund as of such time on the following day the New York Stock Exchange is open for trading.

The public offering price of Class A Shares is the NAV plus a sales charge that varies depending on the size of the investor's purchase. The Fund receives the NAV. The sales charge is allocated between the investor's broker-dealer and the Fund's Distributor as shown in the following table, except when the Fund's Distributor, in its discretion, allocates the entire amount to the investor's broker-dealer. The broker-dealer allocation for the Fund on Class A Shares is set forth below:


                                                                   Amount of
                                                                 sales charge
                                                                 reallowed to
                                 Sales charge as a               dealers as a
  Amount of transaction at        percentage of:                 percentage of
                                           Net Amount
     offering price ($)     Offering Price Invested           offering price
     -------- ----- ---     -------- ----- --------            -------- -----
Under 100,000                 5.75            6.10               5.00
100,000 but under             3.75            3.90               3.25
250,000
250,000 but under             2.50            2.56               2.25
500,000
500,000 but under             2.00            2.04               1.75
1,000,000


There is no initial sales charge on purchases of Class A Shares of $1 million or more.

At times the Fund's Distributor may reallow up to the entire sales charge to certain broker-dealers. In those instances, broker-dealers selling Class A Shares of the Fund may be deemed to be underwriters under the1933 Act.

 The Distributor pays broker-dealers commissions on net sales of Class A shares of $1 million or more based on an investor's cumulative purchases. Such commissions are paid at the rate of 1.00% of the amount under $2.5 million, 0.75% of the next $7.5 million, 0.50% of the next $40 million and 0.20% thereafter. The Distributor may withhold such payments with respect to short-term investments. If shares are redeemed within 12 months of the purchase date, clients of broker-dealers that have received the commissions described above will be subject to a contingent deferred sales charge as follows: (i) 1.00% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption if the shares are held for up to 6 months or (ii) 0.75% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption if the shares are held for 6 to 12 months.

The Distributor may also pay broker-dealers a commission of up to 1.00% of net sales on sales of Class A shares to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date, then the broker-dealers that have received these commissions will be required to reimburse the Distributor up to 1.00% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption.

Investors may be eligible to buy Class A Shares at reduced sales charges. Interested parties should consult their investment representative or the JPMorgan Funds Service Center for details about JPMorgan Funds' combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans and other plans. Some participant-directed employee benefit plans participate in a "multi-fund" program which offers both JPMorgan and non-JPMorgan mutual funds. The money that is invested in JPMorgan Funds may be combined with the other mutual funds in the same program when determining the plan's eligibility to buy Class A shares for purposes of the discount privileges and programs described above.

 Investors in Class A Shares may qualify for reduced initial sales charges by signing a statement of intention (the "Statement"). This enables the investor to aggregate purchases of Class A Shares in the Fund with purchases of Class A Shares of any other JPMorgan Fund (or if a fund has only one class, shares of such fund), excluding shares of any JPMorgan money market fund, during a 13-month period. The sales charge is based on the total amount to be invested in Class A Shares during the 13-month period. All Class A or other qualifying shares of these funds currently owned by the investor will be credited as purchases (at their current offering prices on the date the Statement is signed) toward completion of the Statement. A 90-day back-dating period can be used to include earlier purchases at the investor's cost. The 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Statement. A shareholder must notify the Transfer Agent or Distributor whenever a purchase is being made pursuant to a Statement. The Statement is not a binding obligation on the investor to purchase the full amount indicated; however, on the initial purchase, if required (or subsequent purchases if necessary), 5% of the dollar amount specified in the Statement will be held in escrow by the Transfer Agent in Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such fund) registered in the shareholder's name in order to assure payment of the proper sales charge. If total purchases pursuant to the Statement (less any dispositions and exclusive of any distributions on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the Transfer Agent an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. This privilege is subject to modification or discontinuance at any time with respect to all shares purchased thereunder. Reinvested dividend and capital gain distributions are not counted toward satisfying the Statement.

Class A shares of a fund may also be purchased by any person at a reduced initial sales charge which is determined by (a) aggregating the dollar amount of the new purchase and the greater of the purchaser's total (I) NAV or (ii) cost of any shares acquired and still held in the fund, or any other JPMorgan Fund excluding any JPMorgan money market fund, and (b) applying the initial sales charge applicable to such aggregate dollar value (the "Cumulative Quantity Discount"). The privilege of the Cumulative Quantity Discount is subject to modification or discontinuance at any time with respect to all Class A Shares (or if a fund has only one class and is subject to an initial sales charge, shares of such fund) purchased thereafter. An individual who is a member of a qualified group (as hereinafter defined) may also purchase Class A Shares of a fund (or if a fund has only one class and is subject to an initial sales charge, shares of such fund) at the reduced sales charge applicable to the group taken as a whole. The reduced initial sales charge is based upon the aggregate dollar value of Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) previously purchased and still owned by the group plus the securities currently being purchased and is determined as stated in the preceding paragraph. In order to obtain such discount, the purchaser or investment dealer must provide the Transfer Agent with sufficient information, including the purchaser's total cost, at the time of purchase to permit verification that the purchaser qualifies for a cumulative quantity discount, and confirmation of the order is subject to such verification. Information concerning the current initial sales charge applicable to a group may be obtained by contacting the Transfer Agent.

A "qualified group" is one which (I) has been in existence for more than six months, (ii) has a purpose other than acquiring Class A Shares (or if a fund has only one class and is subject to an initial sales charge, shares of such Fund) at a discount and (iii) satisfies uniform criteria which enables the Distributor to realize economies of scale in its costs of distributing Class A Shares (or if a fund has only one class and is subject to an initial sales charge, shares of such fund). A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of a fund and the members, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to the Distributor, and must seek to arrange for payroll deduction or other bulk transmission of investments in the fund. This privilege is subject to modification or discontinuance at any time with respect to all Class A Shares (or if a fund has only one class and is subject to an initial sales charge, shares of such fund) purchased thereafter.

No initial sales charge will apply to the purchase of the Fund's Class A Shares if (I) investing proceeds from a qualified retirement plan where a portion of the plan was invested in the former Chase Vista Funds, (ii) investing through any qualified retirement plan with 50 or more participants, or (iii) one is a participant in certain qualified retirement plans and is investing (or reinvesting) the proceeds from the repayment of a plan loan made to him or her.

Purchases of a Fund's Class A Shares may be made with no initial sales charge through an investment adviser or financial planner that charges a fee for its services.

Purchases of a Fund's Class A Shares may be made with no initial sales charge
(I) by an investment adviser, broker or financial planner, provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

Purchases of a Fund's Class A Shares may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund, the Fund's Distributor or the JPMorgan Funds Service Center.

A Fund may sell Class A Shares without an initial sales charge to the current and retired Directors (and their immediate families), current and retired employees (and their immediate families) of the Business Manager, current and retired employees (and their immediate families) of J.P. Morgan Chase & Co. ("JPMorgan Chase"), the Fund's Distributor and Transfer Agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their immediate families) of broker-dealers having selected dealer agreements with the Fund's Distributor, employees (and their immediate families) of financial institutions having selected dealer agreements with the Fund's Distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of JPMorgan Fund shares) and financial institution trust departments investing an aggregate of $1 million or more in JPMorgan Funds.

Shares are offered at net asset value to these persons and organizations due to anticipated economies of scale in sales effort and expense.

Shareholders of record of any JPMorgan Fund as of November 30, 1990 and certain immediate family members may purchase a Fund's Class A Shares with no initial sales charge for as long as they continue to own Class A Shares of any JPMorgan Fund, provided there is no change in account registration.

Upon written request, Class A shareholders of a Fund have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption. The reinstatement request must be accompanied by payment for the shares (not in excess of the redemption), and shares will be purchased at the next determined net asset value. Class B shareholders who have redeemed their shares and paid a CDSC with respect to such redemption may purchase Class A Shares with no initial sales charge (not in excess of the redemption) if the purchase occurs within 90 days of the redemption of the Class B and Class C shares.

Shareholders may exchange their shares in the Fund for shares of the same class in any other JPMorgan Fund that offers such share class. The shareholder will not pay a sales charge for such exchange. The Fund or JPMorgan Chase may discontinue this exchange privilege at any time.

The Funds reserve the right to limit the number of exchanges or to refuse an exchange. The Funds may charge an administration fee of $5 for each exchange if an investor makes more than 10 exchanges in a year or three in a quarter. Shareholders of other JPMorgan Funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Fund at net asset value.

Under the Exchange Privilege, shares may be exchanged for shares of the same class of another fund only if shares of the fund exchanged into are registered in the state where the exchange is to be made. Shares of a fund may only be exchanged into another fund if the account registrations are identical. With respect to exchanges from any JPMorgan money market fund, shareholders must have acquired their shares in such money market fund by exchange from one of the JPMorgan non-money market funds or the exchange will be done at relative net asset value plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the fund to be acquired are purchased on the redemption rate, but such purchase may be delayed by either fund for up to five business days if a fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

The Funds' Distributor pays broker-dealers a commission of 4.00% of the offering price on sales of Class B shares. The distributor keeps the entire amount of any CDSC the investor pays.

The CDSC for Class B Shares will be waived for certain exchanges and for redemptions in connection with the Fund's systematic withdrawal plan, subject to the conditions described in the Prospectuses. In addition, subject to confirmation of a shareholder's status, the CDSC will be waived for: (I) a total or partial redemption made within one year of the shareholder's death or initial qualification for Social Security disability payments; (ii) a redemption in connection with a Minimum Required Distribution from an IRA, Keogh or custodial account under section 403(b) of the Code or a mandatory distribution from a qualified plan; (iii) redemptions made from an IRA, Keogh or custodial account under section 403(b) of the Code through an established Systematic Redemption Plan; (iv) a redemption resulting from an over-contribution to an IRA; (v) distributions from a qualified plan upon retirement; and (vi) an involuntary redemption of an account balance under $500. Up to 12% of the value of Class B Shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC, provided that the Class B account had a minimum balance of $20,000 at the time the systematic withdrawal plan was established.

Class B Shares automatically convert to Class A Shares (and thus are then subject to the lower expenses borne by Class A shares) after a period of time specified below has elapsed since the date of purchase (the "CDSC Period"), together with the pro rata portion of all Class B Shares representing dividends and other distributions paid in additional Class B Shares attributable to the Class B Shares then converting. The conversion of Class B Shares will be effected at the relative NAVs per share of the two classes on the first business day of the month following the eighth anniversary of the original purchase. If any exchanges of Class B Shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. If the purchase of Class A Shares occurs within 90 days of the redemption of the B Shares, there is no initial sales charge ( not in excess of the redemption). At the time of the conversion, the NAV per share of the Class A Shares may be higher or lower than the NAV per share of the Class B Shares; as a result, depending on the relative NAVs per share, a shareholder may receive fewer or more Class A Shares than the number of Class B Shares converted.

A Fund may require signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to the Fund, and in certain other circumstances described in the Prospectuses. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A signature guarantee may be obtained from a bank, trust company, broker-dealer or other member of a national securities exchange. Please note that a notary public cannot provide a signature guarantee.

The Funds reserve the right to change any of these policies at any time and may reject any request to purchase shares at a reduced sales charge.

Investors may incur a fee if they effect transactions through a broker or agent.



                                 NET ASSET VALUE

The Fund computes its net asset value once daily Monday through Friday at the time stated in the Prospectus. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Da, and Christmas Day. The Fund may also close for purchases and redemptions at such other times as may be determined by the Board of Directors to the extent permitted by applicable law. The days on which net asset value is determined are the Fund's business days.

The net asset value of the Fund is equal to the Fund's investments less the Fund's liabilities. The following is a discussion of the procedures used by the Fund in valuing its assets.

The value of investments listed on a domestic or foreign securities exchange is based on the last sale price on the exchange on which the security is principally traded (the "primary exchange"). If there has been no sale on the primary exchange on the valuation date and the spread between bid and asked quotations on the primary exchange is less than or equal to 10% of the bid price for the security, the security shall be valued at the average of the closing bid and asked quotations on the primary exchange. For foreign listed shares, if there has been no sale on the primary exchange on the valuation date and the average of the bid and asked quotations on the exchange is less than or equal to the last sale price of the local shares, on the valuation date the security shall be valued at the last sale price of the local shares. Under all other circumstances (e.g., there is no last sale on the primary exchange, there are no bid and asked quotations on the primary exchange, or the spread between bid and asked quotations is greater than 10% of the bid price, or the last quoted sale for local shares is less than or equal to the mean of bid and asked quotations for the foreign listed shares), in the case of domestic equity securities and foreign listed equity securities with no local shares, the value of the security shall be the last sale price on the primary exchange up to five days prior to the valuation date unless, in the judgment of the portfolio manager or the investment adviser, (i) the market quotation is determined to be not readily available or unreliable or (ii) the occurrence of material events or conditions affecting the value of a portfolio security since such last sale necessitate fair valuation of the security; in the case of other non- U.S. and non-Canadian equity securities, the value of the security shall be the last sale price on the primary exchange up to five days prior to the valuation date, unless, in the judgment of the portfolio manager or the investment adviser, (i) activity in the local shares indicates that a current local price (either last sale or the mean between bid and asked quotations) should be used, or (ii) the market quotation is determined to be not readily available or unreliable or the occurrence of material events or conditions affecting the value of a portfolio security since such last sale necessitate fair valuation of the security. In addition, the Fund has implemented fair value pricing on a daily basis for all non- U.S. and non-Canadian equity securities held by the Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the Adviser determines that use of another fair valuation methodology is appropriate. The value of National Market System equity securities quoted by The Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. With respect to securities otherwise traded in the over-the-counter market, the value shall be equal to the quoted bid price. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing currency exchange rate on the valuation date.

Options on stock indices traded on national securities exchanges are valued at their sale price as of the close of options trading on such exchanges which is currently 4:10 p.m. New York time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges which is currently 4:15 p.m., New York time. Options and futures traded on foreign exchanges are valued at the last sale price available prior to the calculation of the Fund's net asset value.

Fixed-income securities with a maturity of 60 days or more are generally valued using bid quotations generally readily available from and supplied daily by third party pricing services or brokers of comparable securities. If such prices are not supplied by the Fund's independent pricing services, such securities are priced in accordance with fair value procedures adopted by the Directors. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Fixed-income securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

Listed options on debt securities traded on U.S. option exchanges shall be valued at their closing price on such exchanges. Futures on debt securities and related options traded on commodities exchanges shall be valued at their closing price as of the close of such commodities exchanges, which is currently 4:15 p.m., New York time. Options and futures traded on foreign exchanges shall be valued at the last sale or close price available prior to the calculation of the Funds' net asset value. Non-listed OTC options and swaps shall be valued at the closing price provided by a counterparty or third party broker.

Securities or other assets for which market quotations are not readily available (including certain illiquid securities) are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Directors. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Directors.

Trading in securities on most foreign markets is normally completed before the close of trading in U.S. markets and may also take place on days on which the U.S. markets are closed. If events materially affecting the value of securities occur between the time when the market in which they are traded closes and the time when the Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Directors.

                                   TAX STATUS

The Fund intends to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Code. Qualification and election to be taxed as a regulated investment company involve no supervision or management by any government agency. To qualify as a regulated investment company, the Fund must distribute to shareholders at least 90% of its net investment income and meet certain diversification of assets, source of income, and other requirements of the Code. By so doing, the Fund will not be subject to income tax on that portion of its net investment income and net realized capital gains distributed to shareholders. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its dividends and distributions will be taxable to shareholders as ordinary income dividends regardless of whether such distributions were derived from the Fund's net long-term capital gains.

The Fund will be subject to a non-deductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax the Fund must distribute during each calendar year
(1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses for the twelve-month period ending on December 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends, to the extent practicable, to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid during the calendar year if it is declared by the Fund in December, with a record date in that month, and paid by the Fund by January 31 of the following year. Such distributions will be taxable to shareholders in the year the distributions are declared, rather than the year in which the distributions are received.

Dividends from net investment income and net short-term capital gain distributions are taxable to shareholders as ordinary income. To the extent determined each year, such dividends are eligible for the dividends received deduction available to corporations.

Distributions of net long-term capital gains are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund shares have been held by a shareholder, and are not eligible for the dividends received deduction. A loss by a shareholder on the sale of shares of the Fund with respect to which long-term capital gain distributions have been paid will, to the extent of such long-term capital gain distributions, be treated as long-term capital loss even though such shares have been held by the shareholder for less than one year.

All dividends and distributions are taxable to the shareholder whether reinvested in additional shares or received in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the federal tax status of such payments.

Distributions and dividends by the Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, it nevertheless would be taxable to the shareholder as ordinary income or capital gains as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Therefore, those purchasing Fund shares just prior to a distribution will receive a return of capital upon the ensuing distribution which will nevertheless be taxable to them.

Upon redemption, sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his cost basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term depending on the shareholder's holding period for the shares.

A gain realized on a redemption will not be affected by exercise of the reinstatement privilege. A loss realized on a redemption, however, will be disallowed to the extent the shares redeemed are replaced pursuant to exercise of the reinstatement privilege. In such case, the basis of the shares acquired pursuant to the exercise of the reinstatement privilege will be adjusted to reflect the disallowed loss.

The Fund is required to report to the Internal Revenue Service (the "IRS") all dividends and distributions as well as gross proceeds from the redemption of Fund shares, except in the case of certain exempt shareholders. All dividends and proceeds will be subject to withholding of federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct Taxpayer Identification Number or Social Security Number, (2) the IRS notifies the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such dividends or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

The foregoing discussion relates only to federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions and dividends by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that dividends to them would be subject to withholding of U.S. tax.


                             PERFORMANCE INFORMATION

From time to time, the Fund may use hypothetical investment examples and performance information in advertisements, shareholder reports or other communications to shareholders. Performance is calculated separately for each class of shares. Because such performance information is based on past investment results, it should not be considered as an indication or representation of the performance of any classes of the Fund in the future. From time to time, the performance and yield of classes of the Fund may be quoted and compared to those of other mutual funds with similar investment objectives, unmanaged investment accounts, including savings accounts, or other similar products to stock or other relevant indices or to rankings prepared be independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund or its classes may be compared to data prepared by Lipper Analytical Services, Inc. or Morningstar Mutual Funds on Disc, widely recognized independent services which monitor the performance of mutual funds. Performance data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in local or regional publications, may also be used in comparing the performance of the Fund or its classes. The Fund's performance may be compared with indices such as the S&P 500 Index, the Dow Jones Industrial Average or any other commonly quoted index of common stock prices; and the Russell 1000 Value Index and the NASDAQ Composite Index. Additionally, the Fund may, with proper authorization, reprint articles written about the Fund and provide them to prospective shareholders.

         The Fund may provide average annual "total rates of return." The "total rate of return" refers to the change in the value of an investment in the Fund over a period (which period shall be stated in any advertisement or communication with a shareholder) based on any change in net asset value per share including the value of any shares purchased through the reinvestment of any dividends or capital gains distributions declared during such period. For Class A shares, the average annual total rate of return figures will assume payment of the maximum initial sales load at the time of purchase. For Class B shares, the average total rate of return figures will assume deduction of the applicable contingent deferred sales charge imposed on a total redemption of shares held for the period. One-, five-, and ten-year periods will be shown, unless the class has been in existence for a shorter period.

         Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the performance and the net asset value of the classes of shares of the Fund will vary based on market conditions, the current market value of securities held by the Fund and changes in the Fund's expenses. The Adviser, Shareholder Servicing Agents, the Administrator, the Distributor and other service providers may waive a portion of their fees. These actions would have the effect of increasing the net income (and therefore the total rate of return) of the classes of shares of the Fund during the period such waivers are in effect. These factors and possible differences in the methods used to calculate the total rates of return should be considered when comparing the yields or total rates of return of the classes of shares of the Fund to total rates of return published for other investment companies and other investment vehicles (including different classes of shares). The Fund is advised that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding the Shareholder Servicing Agent fees received, which will have the effect of increasing the net return on the investment of customers of those Shareholder Servicing Agents. Such customers may be able to obtain through their Shareholder Servicing Agents quotations reflecting such increased return.

         The Fund presents performance information for each class thereof since the commencement of operations on December 31, 2001. Performance information is restated to reflect the current maximum front-end sales charge (in the case of Class A) or the maximum applicable contingent deferred sales charge (in the case of Class B shares) when presented inclusive of sales charges. Historical expenses reflected in performance information are based upon the distribution, shareholder servicing fees and other expenses actually incurred during the periods presented and have not been restated for periods during which the performance information for a particular class is based upon the performance history of a predecessor class, to reflect the ongoing expenses currently borne by the particular class.

         Advertising or communications to shareholders may contain the views of the Adviser as to current market, economic, trade and interest rate trends, as well as legislative, regulatory and monetary developments, and may include investment strategies and related matters believed to be of relevance to the Fund.

         Advertisements for the JPMorgan funds may include references to the asset size of other financial products made available by JPMFAM (USA), such as the offshore assets or other funds advised by JPMFAM (USA).

         Composite performance information shown in the Prospectuses has been calculated in accordance with Performance Presentation Standards of the Association for Investment Management and Research ("AIMR").

         Average annual total returns are calculated based on the following formulas:


         Average annual total returns (before taxes): P (1 + T)n = ERV

         Average annual total returns (after taxes
         on distributions):                           P (1 + T)n =ATVd

         Average annual total returns (after taxes
         on distributions and sale of Fund shares):   P (1 + T)n =ATVdr

         Where:       P    =     a hypothetical initial payment of $1,000.
                           =     average annual total return
                                  (before taxes, after taxes on distributions,
                                  or after taxes on distributions and sale of
                                  Fund shares, as applicable).
                     n     =     number of years
                    ERV          = ending redeemable value of a hypothetical
                                 $1,000 payment made at the beginning of th 1-, 5-, or 10 year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion).

                  ATVd      =     ending value of a hypothetical $1,000 payment
                                  made at the
                                  beginning of the 1-, 5-, or
                                  10-year periods at the end of the 1,
                                  5-, or 10-year periods (or
                                  fractional portion), after taxes on fund distributions but not after taxes on redemption.

                  ATVdr = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

         From time to time, the Fund may quote performance in terms of before taxes, after taxes and after tax on distributions and sales of Fund shares of annual total returns in reports, sales literature and advertisements published by the Fund. Current performance information may be obtained by calling the numbers provided on the cover page of this SAI. See also the prospectus.

                           Average Annual Total Rates of Return
                   (Including Sales Charges as set forth in prospectus)


                                             Fiscal year      Life of Class
                                             ended 12/31/03   12/31/01-12/31/03

   JPMorgan Value Opportunities Fund Class A - before taxes Class A - after taxes on
                      distributions
            Class A - after taxes
                      on distributions and
                      sale of fund shares

           Class B - before taxes
           Class B - after taxes
                     on distributions
           Class B - after taxes
                     on distributions
                     and sale of fund
                     shares





                              FINANCIAL STATEMENTS


         The Investment Portfolio, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Notes to Financial Statements, and Report of Independent Accountants (Annual Report only) contained in the Annual Report dated December 31, 20032 and on file with the SEC are hereby incorporated by reference into this Statement of Additional Information. Effective December 31, 2001, the Fund changed its name, investment objective, certain investment policies and restrictions, as well as investment adviser. Prior to that time, the Fund operated as The Growth Fund of Washington. Please consider these factors when viewing the Fund's historic financial reports.

                                 JPMorgan Funds

                     JPMorgan Value Opportunities Fund, Inc.


                                     Part B

                       STATEMENT OF ADDITIONAL INFORMATION



                                  March 2, 2004


                             1101 Vermont Avenue, NW
                             Washington, D.C. 20005
                                 (202) 842-5665
                                  (800)972-9274


JP Morgan Value Opportunities Fund, Inc. (the "Fund") is a diversified, open-end investment company that seeks long-term capital appreciation. This Statement of Additional Information relating to the Fund is not a prospectus and should be read in conjunction with the Fund's Prospectus. The Fund's Annual Report and Semi-Annual Report are incorporated by reference into the SAI. Copies of the Fund's Prospectus, Annual Report and Semi-Annual Report are available, without charge, upon request by writing or calling the Secretary of the Fund at the above address and phone number. The date of the Prospectus to which this statement relates is May 1, 2003 for share classes A and B and March 2, 2004 for the Institutional Share Class.



                           --------------------------




                       J.P. Morgan Fund Distributors, Inc.
                                   Distributor

                        Washington Management Corporation
                                Business Manager

                     J.P. Morgan Investment Management Inc.
                                     Adviser

TABLE OF CONTENTS

CAPTION                                                    PAGE

General Information                                          3
Description of Certain Securities                            3
Additional Investment Restrictions and Policies              9
Management of the Fund                                      11
Director Compensation and Fund Ownership                    12
Other Fund Officers                                         13
Codes of Ethics                                             14
Proxy Voting Guideliines
Investment Advisory and Other Services                      14
Custodian, Transfer Agent and Auditor                       15
Shareholder Servicing                                       15
Distributor and Plans of Distribution                       16
Portfolio Transactions                                      18
Description of Shares, Voting Rights and Liabilities        19
Purchases, Redemptions and Exchanges                        19
Net Asset Value                                             25
Tax Status                                                  26
Performance Data                                            27
Financial Statements                                        30

                               GENERAL INFORMATION



JPMorgan Value Opportunities Fund, Inc. (the "Fund") is a diversified, open-end investment company that seeks long-term capital appreciation. The Fund was incorporated under the laws of the State of Maryland on May 24, 1985. The Fund operated as The Growth Fund of Washington until December 31, 2001 with a different investment objective, a different investment adviser and different investment policies. The Fund offers three shares: Class A, Class B and an Institutional Share Class.


Washington  Management  Corporation,   a  wholly-owned  subsidiary  of  The
Johnston-Lemon Group, Incorporated ("JLG"), is the Fund's business manager (the "Business Manager"). J.P. Morgan Investment Management Inc. ("JPMIM or the Adviser"), a wholly owned subsidiary of J.P. Morgan Chase & Co., is the Fund's Investment Adviser. JPMIM became the Fund's investment adviser on December 31, 2001. J.P. Morgan Fund Distributors, Inc., a wholly owned subsidiary of The BISYS Group, Inc., is the distributor (the "Distributor") of the Fund's shares.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, ("Morgan"), an affiliate of the Adviser, or any other bank. Shares of the Fund are not federally insured by the Federal Deposit Insurance Corporation, The Federal Reserve Board or any other government agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower that the amount originally invested by the investor.


                        DESCRIPTION OF CERTAIN SECURITIES

Equity Investments

The Equity Securities in which the Fund invests include those listed on any domestic or foreign securities exchange or traded in the over-the-counter (OTC) market.

Equity Securities. The Equity Securities in which the Fund may invest may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

The convertible securities in which the Fund may invest include any debt securities stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, but senior to the claims of preferred and common shareholders.

Common Stock Warrants. The Fund may invest in common stock warrants that entitle the holder to buy common stock from the issuer of the warrant at a specific price (the strike price) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock. Warrants generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. A warrant will expire worthless if it is not exercised on or prior to the expiration date.

Foreign Investments. The Fund may make investments in foreign securities. For purposes of the Fund's investment policies, the issuer of a security may be deemed to be located in a particular country if (I) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country, or (iii) the issuer derives at least 50% of its revenue from goods produced or sold, investments made or services performed in such country or has at least 50% of its assets situated in such country. Investors should realize that the value of the Fund's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of Fund securities and could favorably or unfavorably affect the Fund's operations.

Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. It may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

Generally, investment in securities of foreign issuers involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to the Fund by domestic companies.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, the Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect Fund liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

Foreign investments may be made in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other similar securities of foreign issuers. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs are receipts issued by a European financial institution. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non- U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security.

Holders of an unsponsored depositary receipt generally bear all costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

Commercial Paper. The Fund may invest in commercial paper which consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed-income securities no interest accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when- issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and include the maturity for the purpose of calculating the average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Fund will maintain with its custodian a segregated account with liquid assets consisting of cash, U.S. government securities or other appropriate securities, in an amount at least equal to such commitment. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other Fund obligation, incur a gain or loss due to market fluctuation. Also, the Fund may be disadvantaged if the other party to the transaction defaults.

Investment Company Securities. Securities of other investment companies may be acquired by the Fund to the extent permitted under the Investment Company Act of 1940, as amended, (the "1940 Act") or any order pursuant thereto. These limits currently require that, as determined immediately after a purchase is made, (I) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; provided, however, that the Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

The Securities and Exchange Commission ("SEC") has granted the Fund an exemptive order permitting it to invest its uninvested cash in any affiliated money market funds. The order sets forth the following conditions: (1) the Fund may invest in one or more of the permitted money market funds up to an aggregate limit of 25% of its assets; and (2) the Adviser will waive and/or reimburse its investment advisory fee from the Fund in an amount sufficient to offset any doubling up of investment advisory, shareholder servicing or administration fees.

Repurchase Agreements. The Fund may invest in repurchase agreements with commercial banks or broker-dealers meeting creditworthiness standards set and monitored by the Fund's Adviser. A repurchase agreement involves the purchase by the Fund of U.S. government securities or other debt obligations with the condition that, after a stated period of time, the seller will buy back the same securities (the "collateral") at a predetermined price or yield. The collateral will be maintained in an amount equal to the repurchase price under the agreement (including accrued interest due thereunder). In the event the original seller defaults on its obligations to repurchase, the Fund will sell the collateral, which action could involve costs or delays. The Fund's rights to the collateral are unclear where the seller is a bank which becomes insolvent. Moreover, the Fund could suffer a loss to the extent proceeds from the sale of the collateral may be less than the repurchase price. Either the Fund or its custodian will have physical custody of the collateral or the Fund will have constructive possession by entry into the Fund's account in the federal book-entry system. No more than 10% of the Fund's net assets, at the time of investment, may be invested in repurchase agreements not terminable within seven days.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage. Leverage may cause any gains or losses of the Fund to be magnified. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, the Fund will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund will establish and maintain with its custodian a separate account with a segregated fund of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. All forms of borrowing (including reverse repurchase agreements and securities lending) are limited in the aggregate and may not exceed 33 1/3% of a Fund's total assets.

Securities Loans. The Fund may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its respective investors. The Fund may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Fund will consider all facts and circumstances before entering into such an agreement, including the creditworthiness of the borrowing financial institution, and no Fund will make any loans in excess of one year. The Fund will not lend their securities to any officer, Director, employee or other affiliate of the Fund, the Adviser or the Distributor, unless otherwise permitted by applicable law. All forms of borrowing (including reverse repurchase agreements and securities lending) are limited in the aggregate and may not exceed 33 1/3% of the Fund's total assets.

Illiquid Investments; Privately Placed and Certain Unregistered Securities. The Fund may not acquire any illiquid securities if, as a result thereof, more than 15% of the Fund's net assets would be in illiquid investments. Subject to this non-fundamental policy restriction, the Fund may acquire investments that are illiquid or have limited liquidity, such as privately placed securities or other investments that are not registered under the Securities Act of 1933, as amended ("the 1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity.

The Fund may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Adviser and approved by the Directors. The Directors will monitor the Adviser's implementation of these guidelines on a periodic basis.

As to illiquid investments, the Fund is subject to a risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a holding under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

Quality and Diversification Requirements. The Fund intends to meet the diversification requirements of the 1940 Act. Current 1940 Act diversification requirements require that with respect to 75% of the assets of the Fund: (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. government, its agencies or instrumentalities, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Fund's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to the Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

 The Fund will also comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. See"Taxes."

The Fund may invest in convertible debt securities for which there are no specific quality requirements. In addition, at the time a Fund invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Adviser's opinion. At the time the Fund invests in any other short-term debt securities, they must be rated in the category A or higher by Moody's or Standard & Poor's, or the equivalent by another nationally recognized statistical rating organization, or if unrated, the investment must be of comparable quality in the Adviser's opinion. In determining suitability of investment in a particular unrated security, the Adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

Futures Contracts and Options on Futures Contracts. The Fund may purchase or sell (write) futures contracts and may purchase and sell (write) put and call options, including put and call options on futures contracts. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. Currently, futures contracts are available on various types of fixed income securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit, and on indices of fixed-income securities and indices of equity securities.

Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of "variation" margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by a Fund are paid by the Fund into a segregated account, in the name of the Futures Commission Merchant, as required by the 1940 Act and the SEC's interpretations thereunder.

Combined Positions. The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Liquidity of Options and Futures Contracts. There is no assurance that a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired.

Position Limits. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, the Fund or the Adviser may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

Asset Coverage for Futures Contracts and Options Positions. Although the Fund will not be a commodity pool, certain derivatives subject the Fund to the rules of the Commodity Futures Trading Commission which limit the extent to which the Fund can invest in such derivatives. The Fund may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, the Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

In addition, the Fund will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual fund and, if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede Fund management or the Fund's ability to meet redemption requests or other current obligations.

U.S. Government Securities and Other Short-Term Securities. The Fund may invest in short term securities which may include direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds), federal agency obligations guaranteed as to principal and interest by the U.S. Treasury, and certain securities issued by U.S. government instrumentalities or certain federal agencies which securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. These latter securities, however, generally involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. Other short-term securities may also include commercial paper issued by domestic corporations rated at the time of purchase not lower than Prime-1 by Moody's Investors Service, Inc. or A-1 by Standard & Poor's Corporation, or the equivalent by another NRSRO or deemed comparable by the Adviser, or certificates of deposit issued by U.S. banks having assets in excess of $1 billion.

                 ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES

Investment Restrictions

The Fund has adopted the following restrictions which, together with its investment objective, are its fundamental policies. These fundamental policies cannot be changed without approval of the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding shares. The Act defines "majority" as the lesser of (1) 67% or more of the Fund's outstanding shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares.

     The Fund's fundamental investment restrictions are:

         (1): The Fund may not borrow money, except to the extent permitted by applicable law.

         (2): The Fund may not underwrite securities of other issuers, except to the extent that the Fund, in disposing of Fund securities, may be deemed an underwriter within the meaning of the 1933 Act.

         (3): The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or instruments issued by issuers that invest in real estate.

         (4): The Fund may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodity contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

         (5): The Fund may make loans to other persons, in accordance with the Fund's investment objective and policies to the extent permitted by applicable law.

         (6): The Fund may not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC.

         (7): The Fund may not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

         (8): The Fund may not make any investment inconsistent with the Fund's classification as a diversified investment company under the Investment Company Act of 1940.

The following restrictions are not fundamental and may be changed by the Fund without shareholder approval, in compliance with applicable law, regulation, or regulatory policy.

         The Fund may not:

         (a) make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

         (b) purchase any securities subject to legal or contractual restrictions on the resale thereof, or purchase securities which are not readily marketable, or enter into repurchase agreements not terminable within seven business days, if such purchase or entering into a repurchase agreement would cause more than 10% of the value of its total assets to be invested in such securities and such repurchase agreements;

         (c) invest its assets in securities of other open-end investment companies, except as permitted under the 1940 Act or any order pursuant thereto; or

          (d) pledge, mortgage or hypothecate its assets except, to secure borrowings permitted by subparagraph (1) above, it may pledge securities having a value at the time of pledge not exceeding 15% of the cost of its total assets.


There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change. For purposes of fundamental investment restrictions regarding industry concentration, JPMIM may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the SEC or other sources. In the absence of such classification, if JPMIM determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, JPMIM may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.


                             MANAGEMENT OF THE FUND

NAME                 YEAR FIRST
POSITION W/ FUND     ELECTED A          PRINCIPAL                        OTHER DIRECTORSHIPS
AGE                  DIRECTOR*1*        OCCUPATION*2*                    HELD BY DIRECTOR *3*
------------------------------------------------------------------------------------------------------------------------


                              Independent Directors

Cyrus A. Ansary*8*          1985        President, Investment            The American Funds Tax-Exempt Series I;
    Director                            Services International, LLC*4*     Washington Mutual Investors Fund

    70

Daniel J. Callahan III     2001        Vice Chairman and Treasurer,       The American Funds Tax-Exempt Series I;
    Director                           The Morris and Gwendolyn           Washington Mutual Investors Fund;
      71                               Cafritz Foundation                           WGL Holdings, Inc.


James C. Miller III        2001         Chairman, CapAnalysis Group;      Atlantic Coast Airlines, Inc.;
   Director                            Former Counselor, Citizens for     The American Funds Tax-Exempt Series I;

    61                                 a Sound Economy                    Washington Mutual Investors Fund

Katherine D. Ortega        2003        Former Treasurer of the            The Kroger Co.; Rayonier Inc.;
   Director                            United States                      The American Funds Tax-Exempt Series I;
     69                                                                    Washington Mutual Investors Fund



T. Eugene Smith            1985        President,                         The American Funds Tax-Exempt Series I;
   Director                            T. Eugene Smith, Inc.*5*                Washington Mutual Investors Fund

   73


Leonard P. Steuart, II        1994     Vice President,                   The American Funds Tax-Exempt Series I;
   Director                            Steuart Investment Company*6*     Washington Mutual Investors Fund

   69



                              Interested Directors


James H. Lemon, Jr.        1985        Chairman & Chief Executive         The American Funds Tax-Exempt Series I;
   Chairman                            Officer, The Johnston-Lemon        Washington Mutual Investors Fund
   67                                       Group, Incorporated*7*


Harry J. Lister            1985        Director & President,              The American Funds Tax-Exempt Series I;
    Vice Chairman                      Washington Management                 Washington Mutual Investors Fund
      68                               Corporation


Jeffrey L. Steele          2001        Director & Executive Vice              The American Funds Tax-Exempt Series I;
    President &                        President, Washington                     Washington Mutual Investors Fund
    Director                           Management Corporation

      58                                                    Former Partner,
                                                            Dechert Price and Rhoads



  The address for all Directors is the Office of the Fund, 1101 Vermont Avenue, Suite 600, Washington, DC 20005.

*1*Directors serve until their resignation, removal or retirement.

*2* Reflects current principal occupation and principal employment during the past 5 years. Corporate positions may have changed during the period.

*3* This includes all directorships that are held by each Director as a director of a public company or registered investment company (other than for the Fund). No Director serves as a director for any other fund in the JPMorgan fund complex.

*4* The principal business of Investment Services International, LLC is a holding company for various operating entities.

*5* The principal business of T. Eugene Smith, Inc. is real estate consulting, planning and development.

*6* The principal business of Steuart Investment Company is real estate investment and operation.

*7* The principal business of The Johnston-Lemon Group, Incorporated is a financial services holding company.

*8* Mr. Ansary owned shares of JPMorgan Chase & Co. from mid-January 2003 until October 2003 and would, therefore, be deemed an Interested Director during that period.

                    DIRECTOR COMPENSATION AND FUND OWNERSHIP

                            AGGREGATE COMPENSATION*1*    AGGREGATE DOLLAR
                            FROM THE FUND*2*             RANGE*3* OF SHARES
                            DURING FISCAL YEAR           OWNED IN THE FUND AS

NAME                        ENDED DECEMBER 31,  20032    OF DECEMBER 31, 2003
----                        ----- -------- ---  -----


                          Independent Directors


Cyrus A. Ansary                    $      2,400          $10,001-50,000
Daniel J. Callahan III             $      1,600          None
James C. Miller III                $      1,600          None
Katherine D. Ortega                $      2,000          None
T. Eugene Smith                    $      2,800          None
Leonard P. Steuart, II             $      1,600         More than $100,000



                              Interested Directors

James H. Lemon, Jr.                    None             More than $100,000
Harry J. Lister                        None             $50,001-100,000
Jeffery L. Steele                      None             $10,001-50,000

*1* The Fund currently pays each "independent" director an attendance fee of $400 for each Board of Directors meeting and $400 for each committee meeting attended. No compensation is paid by the Fund to any Director who is a director, officer, or employee of the Business Manager, Investment Adviser or their affiliates.

*2* No director serves on any other fund board in the JPMorgan fund complex. None has any pension or retirement benefit from the Fund. *3* Ownership disclosure is made using the following ranges: none; $1-10,000; $10,001-50,000; $50,001-100,000; and more than $100,000.



     The Fund has an Audit Committee composed of T. Eugene Smith (Chair), Cyrus
A. Ansary, Katherine D. Ortega, and Leonard P. Steuart II, all of whom are not considered "interested persons" of the Fund within the meaning of the 1940 Act ("independent directors"). The function of the Committee is the oversight of the Corporation's accounting and financial reporting policies. The Committee acts as a liaison between the Fund's independent auditors and the full Board of Directors.

         The Fund has a Governance Committee composed of Leonard P. Steuart, II (Chair) and all other independent directors. The Committee's functions include reviewing all contracts and agreements with the Fund, as required by the 1940 Act and the rules thereunder. The Committee reports its recommendations to the full Board of Directors. In addition, the Committee periodically reviews such issues as the Board's composition, responsibilities, committees and compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates candidates for independent directors to the full Board of Directors. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Governance Committee of the Fund, c/o the Fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee.

         The Fund has a Proxy Committee composed of T. Eugene Smith, Harry J. Lister and Daniel J. Callahan. The Committee's functions include establishing and reviewing procedures and policies for voting of proxies of companies held in the Fund's portfolio, making determinations with regard to certain contested proxy voting issues and discussing related current issues.


    There were four Board of Directors meetings, two Audit Committee meetings, one Governance Committee meeting and one Proxy Committee meeting during the fiscal year ended December 31, 2003 . All directors attended more than 80% of all Board meeting and meetings of the Committees of which they were members.



                               OTHER FUND OFFICERS

NAME                                                                    OFFICER
(POSITION WITH FUND) *1*        PRINCIPAL                          CONTINUOUSLY
AGE                             OCCUPATION *2*                            SINCE
---                             ---------- ---                            -----

Stephen Hartwell                Chairman,                                  1985
(Executive Vice President)   Washington Management Corporation
88

Howard L. Kitzmiller         Director, Senior Vice President,              1985
(Senior Vice President       Secretary and Assistant Treasurer,
and Secretary)               Washington Management Corporation

73


Michael W. Stockton          Vice President, Assistant Secretary          1993
(Vice President, Treasurer,  and Assistant Treasurer,
Chief Financial Officer      Washington Management Corporation
and Assistant Secretary)
 36

Ralph S. Richard             Director, Vice President and Treasurer,      1998
(Vice President)             Washington Management Corporation

 85


Lois A. Erhard               Vice President,                              1987
(Vice President)             Washington Management Corporation

51


J. Lanier Frank Assistant Vice President, 1995 (Assistant Vice President) Washington Management Corporation
42

Ashley L. Shaw *3*           Assistant Secretary,                          2000
(Assistant Secretary and     Washington Management Corporation;
Assistant Treasurer)         Attorney/Law Clerk
34

The address for all Officers is the Office of the Fund, 1101 Vermont Avenue, Suite 600, Washington, DC 20005.

*1* Officers hold office until their respective successors are elected, or until they resign or are removed. *2* Reflects current principal occupation and principal employment during the past five years. Corporate positions may have changed during the period. *3* Ashley L. Shaw is the daughter of James H. Lemon, Jr.

Directors of the Fund, acting on behalf of shareholders, direct and coordinate the Fund's overall policies and have retained the services of the Business Manager and Adviser to operate the Fund.


As of February 15, 20043 officers and directors as a group owned beneficially or of record approximately xxx,xxx shares of the Fund (x.x %).

                                 CODES OF ETHICS

The Fund, the Business Manager, the Distributor and the Adviser have adopted codes of ethics pursuant to Rule 17j- 1 under the 1940 Act. Each of these codes permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Fund. Such purchases, however, are subject to procedures reasonably necessary to prevent access persons from engaging in any unlawful conduct set forth in Rule 17j-1.


PROXY VOTING GUIDELINES

         The Fund's Board of Directors oversees the voting of proxies of shares held by the Fund and has appointed a Committee on Proxy Voting Procedures to assist it. Members of the Committees are Messrs. Smith, Callahan and Lister. The Board has authorized the President of the Fund (the "Voting Officer") to vote individual proxies and has approved "proxy voting procedures and policy" (the "Guidelines") which are used by the Voting Officer in deciding how to vote on particular matters. The Guidelines provide to the Voting Officer guidance on how to vote on a variety of matters that are often the subject of shareholder voting. The Guidelines are not intended to be rigid rules and each matter is to be considered on a case-by-case basis and voted in the manner that the Voting Officer determines to be in the best interests of the Fund and its shareholders.

         The Guidelines provide that generally the Voting Officer should vote against (i) defensive anti-takeover measures, (ii) staggered boards of directors, (iii) measures calling for the creation of special classes of shares with extra voting power and (iv) proposals that provide, in the judgment of the Voting Officer, for excessive compensation for directors and officers including stock option plans that may cause excessive dilution to shareholders. The Guidelines also provide that the Voting Officer should vote in favor of proposals to expense stock options for financial reporting purposes

         The Guidelines provide that the Voting Officer should assess on a case-by-case basis shareholder proposals relating to a wide range of social or political issues, weighing the impact of such proposals upon the company's shareholders. Finally, the Guidelines provide, as a general policy matter, that the Voting Officer should vote in support of corporate management on routine, non-controversial matters, but that the Voting Officer should exercise care in reviewing routine matters to assure that the matter to be voted upon does not give rise to issues that may call into question whether a vote in support of management is in the best interests of the Fund and its shareholders.

         If the Voting Officer is aware of any conflict of interest between the interests of Fund shareholders, on the one hand, and the interests of the Fund's investment adviser or any affiliated person of the Fund or its adviser, on the other hand, the Voting Officer will discuss and resolve that conflict of interest with a member of the Committee on Proxy Voting Procedures.

         Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, will be available on or about September 1, 2004. (i) [....] or (ii) on the SEC's website at
http://www.sec.gov.


                     INVESTMENT ADVISORY AND OTHER SERVICES

J.P. Morgan Investment Management Inc. acts as investment adviser to the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Subject to such policies as the Board of Directors may determine, JPMIM is responsible for investment decisions for the Fund. Pursuant to the terms of the Advisory Agreement, JPMIM provides the Fund with such investment advice and supervision as it deems necessary for the proper supervision of the Fund's investments. The Adviser continuously provides investment programs and determines from time to time what securities shall be purchased, sold or exchanged and what portion of the Fund's assets shall be held uninvested. The Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Fund.

As compensation for services rendered to the Fund, the Fund pays the Adviser a fee, computed daily and paid monthly, of .500% per annum on the Fund's average daily net assets.

Washington Management Corporation acts as business manager to the Fund pursuant to a Business Management Agreement. The primary function of the Business Manager is to oversee the various services and operations of the Fund. The Business Manager provides services necessary to carry on the fund's general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, arrangements for and supervision of all shareholder services, federal and state regulatory compliance. The Business Manager provides similar services to other mutual funds.

The Fund also pays the Business Manager, as compensation for services rendered to the Fund, a fee computed daily and paid monthly, of .175% per annum on the Fund's average daily net assets.


During the fiscal year ended December 31, 20032 the Business Manager received a fee of $xx,xxx and the Investment Adviser $xx,xxx. During fiscal year ended December 31, 2002, the Business Manager received $79,696 and the Adviser received $227,704. Comparable fees for the fiscal year ended December 31, 2001 were $190,066 and $200,505 respectively. Washington Investment Advisers served as the Fund's Adviser for fiscal 2001.


The Fund pays all expenses not assumed by the Adviser or Business Manager. Expenses paid by the Fund include custodian, stock transfer and dividend disbursing fees and accounting and record keeping expenses; distribution expenses pursuant to a plan under Rule 12b-1 of the 1940 Act; costs of designing, printing and mailing reports, prospectuses, proxy statements and notices to its shareholders; taxes and insurance; expenses of the issuance, sale or repurchase of shares of the Fund (including federal registration and state fees); legal and audit fees and expenses; compensation, fees and expenses paid to Directors who are not interested persons of the Fund; association dues; and costs of stationery and forms prepared exclusively for the Fund.


The Advisory and Business Management Agreements are subject to annual approval by (I) the Board of Directors of the Fund or (ii)vote of a majority (as defined in the Act) of the outstanding shares of the Fund, provided that in either event the continuance is also approved by a majority of the Directors who are not "interested persons" of the Fund by vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement was last approved by shareholders at a meeting on December 5, 2001. The Business Management Agreement was last approved by shareholders at a meeting on April 29, 1991. The current Agreements are effective through the year ended March 31, 2004. The Investment Advisory and Business Management Agreements are each terminable without penalty on not less than 60 days' notice by the Board of Directors of the Fund or by vote of the holders of a majority of the Fund's shares. Each will terminate automatically in the event of its assignment.


The Investment Advisory Agreement was last approved by the Board of Directors on December 19, 2002, following a meeting on December 12, 2002 of the Fund's Governance Committee. The Governance Committee reviewed and considered a number of factors in recommending renewal of the existing Agreement. The Committee and the Board assessed, among other things, the quality of services provided by the Adviser, fees and expenses borne by the Fund and comparable data for other mutual funds, the financial results and financial statements of the Adviser, brokerage and other policies of the Advisers and the Fund's portfolio turnover rate. The Board determined to continue the Agreement in light of the quality of the Adviser's performance on behalf of the Fund, the strength of the Adviser's organization and the reasonableness of the advisory fee.

The Fund's Adviser and Administrator have a written agreement to waive up to the full amount of their respective fees to the extent the Class A total operating expense ratio exceeds 1.46% of average daily net assets until 4/30/04. If such waivers are implemented, they will also have the affect of lowering Class B expenses.

The Washington Management Corporation Foundation, a charitable foundation established by the Business Manager, located at 1101 Vermont Avenue, N.W., makes contributions to charities organized under Section 501 (c)(3) or 509(a)(2) of the Code. Directors and officers of the Fund, as well as all employees of the Business Manager and affiliates, may participate in a gift matching program sponsored by the Foundation.

                      CUSTODIAN, TRANSFER AGENT AND AUDITOR

The JPMorgan Chase Bank (the "Custodian"),located at One Chase Manhattan Plaza, New York, NY 10081, serves as the Fund's custodian. As Custodian, it maintains custody of Fund assets, settles portfolio purchases and sales, collects portfolio income, maintains general ledger and capital stock accounts and investment ledgers, prepares daily trial balances and calculates net asset values. DST Systems, Inc. (the "Transfer Agent"), located at 210 W. 10th Street, Kansas City, MO 64105, serves as the Fund's transfer agent. The Transfer Agent maintains the Fund's official record of shareholders and, as dividend agent, is responsible for crediting dividends to shareholder accounts.

PricewaterhouseCoopers LLP, independent auditors, located at 1177 Avenue of the Americas, New York, NY 10036, is the Fund's auditor. In such capacity, PricewaterhouseCoopers will conduct an annual audit of the Fund, meet with the Fund's Audit Committee and management at least annually, read filings, such as Form N-SAR and registration statement amendments, prepare tax returns, and read the Fund's annual and semi-annual reports. Johnson, Lambert & Co. performed these services through fiscal 2001.


                              SHAREHOLDER SERVICING

The Fund may enter into a shareholder servicing agreement (the "Shareholder Serving Agreement") with JPMorgan

Chase Bank pursuant to which JPMorgan Chase Bank acts as shareholder servicing agent for its customers and for other Fund investors who are customers of financial professionals. Under this agreement, JPMorgan Chase Bank is responsible for performing shareholder account, administrative and servicing functions, which include but are not limited to, answering inquiries regarding account status and history, the manner in which purchases and redemptions of Fund shares and certain other matters pertaining to the Fund; assisting customers in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Fund's Transfer Agent; transmitting purchase and redemption orders to the Fund's Transfer Agent and arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares; verifying purchase and redemption orders, transfers among and changes in accounts; informing the Distributor of the gross amount of purchase orders for Fund shares; and providing other related services.


Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMorgan Chase Bank for these services a fee at an annual rate of up to 0.25% for Class A and Class B Shares and up to 0.10% for the Institutional Share Class (expressed as a percentage of the average daily net asset values of Fund shares owned by or by shareholders for whom JPMorgan Chase Bank is acting as shareholder servicing agent). JPMorgan acts as shareholder servicing agent for all shareholders.


The Fund may be sold to or through financial intermediaries who are customers of JPMorgan Chase Bank ("financial professionals"), including financial institutions and broker-dealers, that may be paid fees by JPMorgan Chase Bank or its affiliates for services provided to their clients that invest in the Fund. Organizations that provide record keeping or other services to certain employee benefit or retirement plans that include the Fund as an investment alternative may also be paid a fee.


                       DISTRIBUTOR AND DISTRIBUTION PLANS

J.P. Morgan Fund Distributors, Inc. serves as the Fund's exclusive distributor. The Distributor holds itself available to receive purchase orders for the Fund's shares. In that capacity, the Distributor has been granted the right, as agent of the Fund, to solicit and accept orders for the purchase of the Fund's shares in accordance with the terms of a Distribution Agreement (the "Distribution Agreement"). Under the terms of the Distribution Agreement between the Distributor and the Fund, the Distributor receives no compensation in its capacity as the Fund's distributor. The Distributor is a wholly owned, indirect subsidiary of The BISYS Group, Inc. The Distributor currently provides administration and distribution services for a number of other investment companies. The Distribution Agreement will continue in effect with respect to the Fund only if it is approved at least annually (I) by a vote of the holders of a majority of the Fund's outstanding shares or (ii) by a vote of a majority of the Directors of the Fund and a vote of the Directors who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Directors of the Fund, including a vote of a majority of the Directors who are not "interested persons" of the Fund, or by a vote of the holders of a majority of the Fund's outstanding shares. The principal offices of the Distributor are located at 1211 Avenue of the Americas, New York, New York 10036.

The Fund has adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan") pertaining to its Class A and Class B Shares of the Fund, which provides that each of such classes shall pay for distribution services a distribution fee (the "Distribution Fee"), including payments to the Distributor, at annual rates not to exceed the amounts set forth in the Prospectus. The Distributor may use all or any portion of such Distribution Fee to pay for Fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. Promotional activities for the sale of each such class of shares will be conducted generally by the JPMorgan Funds, and activities intended to promote one class of shares of the Fund may also benefit the Fund's other shares and other JPMorgan Funds.

Class A Shares pay a Distribution Fee of up to 0.25% of average daily net assets and Class B Shares pay a

Distribution Fee of up to 0.75% of average daily net assets. The Distributor currently expects to pay sales commissions to a dealer at the time of sale of Class B Shares of up to 4.00% of the purchase price of such shares sold by such dealer. The Distributor will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because the Distributor will receive a maximum Distribution Fee of 0.75% of average daily net assets with respect to Class B Shares, it will take the Distributor several years to recoup the sales commissions paid to dealers and other sales expenses. Some payments under the Distribution Plans may be used to compensate broker- dealers with dealer service fees in an amount not to exceed 0.25% annualized of the average net asset values of Class A Shares or 0.25% annualized of the average net asset value of the Class B Shares. maintained in the Fund by such broker-dealers' customers. Dealer service fees on Class B Shares will be paid to broker-dealers beginning the 13th month following the purchase of such Class B Shares.

With respect to Class B Shares, because of the 0.75% annual limitation on the compensation paid to the Distributor during a fiscal year, compensation relating to a large portion of the commissions attributable to sales of Class B Shares in any one year will be accrued and paid by the Fund to the Distributor in fiscal years subsequent thereto. In determining whether to purchase Class B Shares, investors should consider that compensation payments could continue until the Distributor has been fully reimbursed for the commissions paid on sales of Class B Shares. However, the Shares are not liable for any distribution expenses incurred in excess of the Distribution Fee paid. Each class of shares is entitled to exclusive voting rights with respect to matters concerning its Distribution Plan. Each Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Directors and a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of such Distribution Plan or in any agreement related to such Plans ("Qualified Directors"). The Distribution Plans require that the Fund shall provide to the Board of Directors, and the Board of Directors shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plans. The selection and nomination of Qualified Directors shall be committed to the discretion of the disinterested Directors (as defined in the 1940 Act) then in office. A Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Directors or by vote of a majority of the outstanding voting shares of the class of such Fund to which it applies (as defined in the 1940 Act). The Distribution Plans may not be amended to increase materially the amount of permitted expenses thereunder without the approval of shareholders and may not be materially amended in any case without a vote of the majority of both the Directors and the Qualified Directors. The Fund will preserve copies of any plan, agreement or report made pursuant to the Distribution Plans for a period of not less than six years from the date of the Distribution Plans, and for the first two years such copies will be preserved in an easily accessible place. The table below sets forth the Distribution Fees paid to the Distributor for the fiscal periods indicated:


The total amount paid to the Distributor under the Class A Distribution Plan for the fiscal year ended December 31, 20032 was $xx,xxx. Only actual expenses of the Distributor, categories of which have been pre-approved, can be reimbursed up to the limit of 0.25% of average daily net assets annually under such Plan. Those amounts were expended as follows and such expenditures were reviewed quarterly by the Fund's Board of Directors:

        Service Fees to Dealers                      $xx,xxx

        Printing and mailing of prospectuses
        other than to existing shareholders          $ x,xxx


        Distributor's Selling and

        Servicing Expenses                           $ x,xxx


The Fund's Class B Distribution Plan had total plan expenses of $x for the year ended December 31, 2003. The full 0.75% annual Distribution Fee is paid to FEP Capital, L.P. as compensation for acting as finance agent, regardless of FEP's expenses.

                             PORTFOLIO TRANSACTIONS

The Adviser places orders for the Fund for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of the Fund.

Fixed-income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

Fund transactions for the Fund will be undertaken principally to accomplish the Fund's objective in relation to expected movements in the general level of interest rates. The Fund may engage in short-term trading consistent with its objective.

In connection with portfolio transactions, the overriding objective is to obtain the best execution of purchase and sales orders.

In selecting a broker, the Adviser considers a number of factors including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the firm's financial condition; as well as the commissions charged. A broker may be paid a brokerage commission in excess of that which another broker might have charged for effecting the same transaction if, after considering the foregoing factors, the Adviser decides that the broker chosen will provide the best execution. The Adviser monitors the reasonableness of the brokerage commissions paid in light of the execution received. The Directors of the Fund review regularly the reasonableness of commissions and other transaction costs incurred by the Funds in light of facts and circumstances deemed relevant from time to time, and, in that connection, will receive reports from the Adviser and published data concerning transaction costs incurred by institutional investors generally. Research services provided by brokers to which the Adviser has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, Fund strategy services, quantitative data and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all the Adviser's clients and not solely or necessarily for the benefit of the Fund. The Adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. The Fund does not reduce its fee to the Adviser by any amount that might be attributable to the value of such services.


The Fund's brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2003, 2002, and 2001, amounted to $xx,xxx, $48,576 and $14,960, respectively. Differences in commission amounts reflect essentially differences in aggregate dollar amount of the portfolio transactions. The increased level of brokergae commission in 2003 was primarily due to a larger volume of transactions.


Subject to the overriding objective of obtaining the best execution of orders, the Adviser may allocate a portion of the Fund's brokerage transactions to affiliates of the Adviser. Under the 1940 Act, persons affiliated with the Fund and persons who are affiliated with such persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. However, affiliated persons of the Fund may serve as its broker in listed or OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which JPMorgan Chase Bank or an affiliate is a member or in a private placement in which JPMorgan Chase Bank or an affiliate serves as placement agent except pursuant to procedures adopted by the Board of Directors of the Fund that either comply with rules adopted by the SEC or with interpretations of the SEC's staff.

On those occasions when the Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well its other customers, the Adviser, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund. In some instances, this procedure might adversely affect the Fund.

 If the Fund effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by the Fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which the Fund may write may be affected by options written by the Adviser for other of its clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.


              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

The Fund is a diversified, open-end investment company which was incorporated under the laws of the State of Maryland on May 24, 1985. The Fund offers Class A and Class B Shares. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the Fund's rule 18f-3 Plan. Class A and Class B shareholders have exclusive rights with respect to the respective class' rule Distribution Plan adopted in connection with the distribution of shares on other matters in which the interests of one class are different from the interests of another class. Shares of all classes of the Fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class in matters that affect that class alone. At the request of the holders of at least 10% of the shares, the Fund will hold a meeting at which the board or a Member of the Board could be removed by a majority vote. There will not usually be a shareholder meeting in any year, except, for example, when the election of the Board is required to be acted upon by shareholders under the 1940 Act.

                      PURCHASES, REDEMPTIONS AND EXCHANGES

The Fund has established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. If an investor's account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the Fund reserves the right to request that you buy more shares or close the investor's account. If the investor's account balance is still below the minimum 60 days after notification, the Fund reserves the right to close out such account and send the proceeds to the address of record. The Fund's Transfer Agent may defer acting on a shareholder's instructions until it has received them in proper form. In addition, the privileges described in the Prospectus are not available until a completed and signed account application has been received by the Transfer Agent. Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is declined in the account application. The telephone exchange privilege is not available if an investor was issued certificates for shares that remain outstanding.

Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, and confirmation that the account registration and address given by such person match those on record, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest account application or as otherwise properly specified to the Fund in writing.

The Fund may, at its own option, accept securities in payment for shares. The securities delivered in such a transaction are valued by the method described in "Net Asset Value" as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of the Adviser, appropriate investments for the Fund. In addition, securities accepted in payment for shares must: (I) meet the investment objective and policies of the Fund; (ii) be acquired by the Fund for investment and not for resale; (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, OTC market or by readily available market quotations from a dealer in such securities. The Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

If you are selling Fund shares having an aggregate net asset value greater than $250,000, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Fund in lieu of cash. The redemption in kind will be effected at approximately the shareholder's proportionate share of the Fund's current net assets. The distributed securities are valued in the same manner as they are valued for purposes of calculating net asset value. The distributed securities shall be selected as follows: The redemption in kind will be made using only those common stocks which individually have an asset value equal to or greater than 5% of the net assets of the Fund. If there are no stocks which represent 5% of the Fund's net assets or insufficient quantity of such 5% holdings exist to effect the redemption in kind, then those holdings representing 4% or more of the Fund's net assets will be used, and if there are no such stocks or sufficient amounts of such stocks, then those holdings which are equal to or greater than 3% of net assets will be used. In making a redemption in kind, the Fund will make the redemption using no more than the five largest of the Fund's holdings, with the amount of each security determined as follows: The Fund will not distribute an amount of any security that will reduce the net asset value of that holding below 1% of the Fund's net assets. The percentage amount of each security to be distributed to the redeeming shareholder will be approximately equal to the percentage amount that each such security represents of the aggregate net asset value of all the securities that will be distributed to the redeeming shareholder. For example, if the Fund's holdings of common stock XYZ Corporation represents 30% of the aggregate net asset value of the 5 stocks to be distributed to the redeeming shareholder, then 30% of the net asset value of the redemption in kind will consist of common stock of XYZ Corporation. Adjustments may be made to avoid reducing the Fund's holdings of a particular security below 1% of the Fund's net asset value. Shareholders receiving securities instead of cash for redemption proceeds may incur costs in selling such securities as well as market risk until such securities are sold.

The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows: (I) for up to seven days, (ii) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading thereon is restricted as determined by the SEC by rule or regulation, (iii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or (iv) for such other periods as the SEC may permit.

Each investor in the Fund may add to or reduce its investment in the Fund on each day that the New York Stock Exchange is open for business. Once each such day, based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time; however, options are priced at 4:15 p.m., Eastern time) the value of each investor's interest in the Fund will be determined by multiplying the net asset value (the "NAV") of the Fund by the percentage representing that investor's share of the aggregate beneficial interests in the Fund. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Fund will then be recomputed as the percentage equal to the fraction (I) the numerator of which is the value of such investor's investment in the Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the

Fund effected on such day and (ii) the denominator of which is the aggregate NAV of the Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Fund. The percentage so determined will then be applied to determine the value of the investor's interest in the Fund as of such time on the following day the New York Stock Exchange is open for trading.

The public offering price of Class A Shares is the NAV plus a sales charge that varies depending on the size of the investor's purchase. The Fund receives the NAV. The sales charge is allocated between the investor's broker-dealer and the Fund's Distributor as shown in the following table, except when the Fund's Distributor, in its discretion, allocates the entire amount to the investor's broker-dealer. The broker-dealer allocation for the Fund on Class A Shares is set forth below:


                                                                   Amount of
                                                                 sales charge
                                                                 reallowed to
                                 Sales charge as a               dealers as a
  Amount of transaction at        percentage of:                 percentage of
                                           Net Amount
     offering price ($)     Offering Price Invested           offering price
     -------- ----- ---     -------- ----- --------            -------- -----
Under 100,000                 5.75            6.10               5.00
100,000 but under             3.75            3.90               3.25
250,000
250,000 but under             2.50            2.56               2.25
500,000
500,000 but under             2.00            2.04               1.75
1,000,000


There is no initial sales charge on purchases of Class A Shares of $1 million or more.

At times the Fund's Distributor may reallow up to the entire sales charge to certain broker-dealers. In those instances, broker-dealers selling Class A Shares of the Fund may be deemed to be underwriters under the1933 Act.

 The Distributor pays broker-dealers commissions on net sales of Class A shares of $1 million or more based on an investor's cumulative purchases. Such commissions are paid at the rate of 1.00% of the amount under $2.5 million, 0.75% of the next $7.5 million, 0.50% of the next $40 million and 0.20% thereafter. The Distributor may withhold such payments with respect to short-term investments. If shares are redeemed within 12 months of the purchase date, clients of broker-dealers that have received the commissions described above will be subject to a contingent deferred sales charge as follows: (i) 1.00% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption if the shares are held for up to 6 months or (ii) 0.75% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption if the shares are held for 6 to 12 months.

The Distributor may also pay broker-dealers a commission of up to 1.00% of net sales on sales of Class A shares to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date, then the broker-dealers that have received these commissions will be required to reimburse the Distributor up to 1.00% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption.

Investors may be eligible to buy Class A Shares at reduced sales charges. Interested parties should consult their investment representative or the JPMorgan Funds Service Center for details about JPMorgan Funds' combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans and other plans. Some participant-directed employee benefit plans participate in a "multi-fund" program which offers both JPMorgan and non-JPMorgan mutual funds. The money that is invested in JPMorgan Funds may be combined with the other mutual funds in the same program when determining the plan's eligibility to buy Class A shares for purposes of the discount privileges and programs described above.

 Investors in Class A Shares may qualify for reduced initial sales charges by signing a statement of intention (the "Statement"). This enables the investor to aggregate purchases of Class A Shares in the Fund with purchases of Class A Shares of any other JPMorgan Fund (or if a fund has only one class, shares of such fund), excluding shares of any JPMorgan money market fund, during a 13-month period. The sales charge is based on the total amount to be invested in Class A Shares during the 13-month period. All Class A or other qualifying shares of these funds currently owned by the investor will be credited as purchases (at their current offering prices on the date the Statement is signed) toward completion of the Statement. A 90-day back-dating period can be used to include earlier purchases at the investor's cost. The 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Statement. A shareholder must notify the Transfer Agent or Distributor whenever a purchase is being made pursuant to a Statement. The Statement is not a binding obligation on the investor to purchase the full amount indicated; however, on the initial purchase, if required (or subsequent purchases if necessary), 5% of the dollar amount specified in the Statement will be held in escrow by the Transfer Agent in Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such fund) registered in the shareholder's name in order to assure payment of the proper sales charge. If total purchases pursuant to the Statement (less any dispositions and exclusive of any distributions on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the Transfer Agent an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. This privilege is subject to modification or discontinuance at any time with respect to all shares purchased thereunder. Reinvested dividend and capital gain distributions are not counted toward satisfying the Statement.

Class A shares of a fund may also be purchased by any person at a reduced initial sales charge which is determined by (a) aggregating the dollar amount of the new purchase and the greater of the purchaser's total (I) NAV or (ii) cost of any shares acquired and still held in the fund, or any other JPMorgan Fund excluding any JPMorgan money market fund, and (b) applying the initial sales charge applicable to such aggregate dollar value (the "Cumulative Quantity Discount"). The privilege of the Cumulative Quantity Discount is subject to modification or discontinuance at any time with respect to all Class A Shares (or if a fund has only one class and is subject to an initial sales charge, shares of such fund) purchased thereafter. An individual who is a member of a qualified group (as hereinafter defined) may also purchase Class A Shares of a fund (or if a fund has only one class and is subject to an initial sales charge, shares of such fund) at the reduced sales charge applicable to the group taken as a whole. The reduced initial sales charge is based upon the aggregate dollar value of Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) previously purchased and still owned by the group plus the securities currently being purchased and is determined as stated in the preceding paragraph. In order to obtain such discount, the purchaser or investment dealer must provide the Transfer Agent with sufficient information, including the purchaser's total cost, at the time of purchase to permit verification that the purchaser qualifies for a cumulative quantity discount, and confirmation of the order is subject to such verification. Information concerning the current initial sales charge applicable to a group may be obtained by contacting the Transfer Agent.

A "qualified group" is one which (I) has been in existence for more than six months, (ii) has a purpose other than acquiring Class A Shares (or if a fund has only one class and is subject to an initial sales charge, shares of such Fund) at a discount and (iii) satisfies uniform criteria which enables the Distributor to realize economies of scale in its costs of distributing Class A Shares (or if a fund has only one class and is subject to an initial sales charge, shares of such fund). A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of a fund and the members, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to the Distributor, and must seek to arrange for payroll deduction or other bulk transmission of investments in the fund. This privilege is subject to modification or discontinuance at any time with respect to all Class A Shares (or if a fund has only one class and is subject to an initial sales charge, shares of such fund) purchased thereafter.

No initial sales charge will apply to the purchase of the Fund's Class A Shares if (I) investing proceeds from a qualified retirement plan where a portion of the plan was invested in the former Chase Vista Funds, (ii) investing through any qualified retirement plan with 50 or more participants, or (iii) one is a participant in certain qualified retirement plans and is investing (or reinvesting) the proceeds from the repayment of a plan loan made to him or her.

Purchases of a Fund's Class A Shares may be made with no initial sales charge through an investment adviser or financial planner that charges a fee for its services.

Purchases of a Fund's Class A Shares may be made with no initial sales charge
(I) by an investment adviser, broker or financial planner, provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

Purchases of a Fund's Class A Shares may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund, the Fund's Distributor or the JPMorgan Funds Service Center.

A Fund may sell Class A Shares without an initial sales charge to the current and retired Directors (and their immediate families), current and retired employees (and their immediate families) of the Business Manager, current and retired employees (and their immediate families) of J.P. Morgan Chase & Co. ("JPMorgan Chase"), the Fund's Distributor and Transfer Agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their immediate families) of broker-dealers having selected dealer agreements with the Fund's Distributor, employees (and their immediate families) of financial institutions having selected dealer agreements with the Fund's Distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of JPMorgan Fund shares) and financial institution trust departments investing an aggregate of $1 million or more in JPMorgan Funds.

Shares are offered at net asset value to these persons and organizations due to anticipated economies of scale in sales effort and expense.

Shareholders of record of any JPMorgan Fund as of November 30, 1990 and certain immediate family members may purchase a Fund's Class A Shares with no initial sales charge for as long as they continue to own Class A Shares of any JPMorgan Fund, provided there is no change in account registration.

Upon written request, Class A shareholders of a Fund have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption. The reinstatement request must be accompanied by payment for the shares (not in excess of the redemption), and shares will be purchased at the next determined net asset value. Class B shareholders who have redeemed their shares and paid a CDSC with respect to such redemption may purchase Class A Shares with no initial sales charge (not in excess of the redemption) if the purchase occurs within 90 days of the redemption of the Class B and Class C shares.

Shareholders may exchange their shares in the Fund for shares of the same class in any other JPMorgan Fund that offers such share class. The shareholder will not pay a sales charge for such exchange. The Fund or JPMorgan Chase may discontinue this exchange privilege at any time.

The Funds reserve the right to limit the number of exchanges or to refuse an exchange. The Funds may charge an administration fee of $5 for each exchange if an investor makes more than 10 exchanges in a year or three in a quarter. Shareholders of other JPMorgan Funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Fund at net asset value.

Under the Exchange Privilege, shares may be exchanged for shares of the same class of another fund only if shares of the fund exchanged into are registered in the state where the exchange is to be made. Shares of a fund may only be exchanged into another fund if the account registrations are identical. With respect to exchanges from any JPMorgan money market fund, shareholders must have acquired their shares in such money market fund by exchange from one of the JPMorgan non-money market funds or the exchange will be done at relative net asset value plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the fund to be acquired are purchased on the redemption rate, but such purchase may be delayed by either fund for up to five business days if a fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

The Funds' Distributor pays broker-dealers a commission of 4.00% of the offering price on sales of Class B shares. The distributor keeps the entire amount of any CDSC the investor pays.

The CDSC for Class B Shares will be waived for certain exchanges and for redemptions in connection with the Fund's systematic withdrawal plan, subject to the conditions described in the Prospectuses. In addition, subject to confirmation of a shareholder's status, the CDSC will be waived for: (I) a total or partial redemption made within one year of the shareholder's death or initial qualification for Social Security disability payments; (ii) a redemption in connection with a Minimum Required Distribution from an IRA, Keogh or custodial account under section 403(b) of the Code or a mandatory distribution from a qualified plan; (iii) redemptions made from an IRA, Keogh or custodial account under section 403(b) of the Code through an established Systematic Redemption Plan; (iv) a redemption resulting from an over-contribution to an IRA; (v) distributions from a qualified plan upon retirement; and (vi) an involuntary redemption of an account balance under $500. Up to 12% of the value of Class B Shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC, provided that the Class B account had a minimum balance of $20,000 at the time the systematic withdrawal plan was established.

Class B Shares automatically convert to Class A Shares (and thus are then subject to the lower expenses borne by Class A shares) after a period of time specified below has elapsed since the date of purchase (the "CDSC Period"), together with the pro rata portion of all Class B Shares representing dividends and other distributions paid in additional Class B Shares attributable to the Class B Shares then converting. The conversion of Class B Shares will be effected at the relative NAVs per share of the two classes on the first business day of the month following the eighth anniversary of the original purchase. If any exchanges of Class B Shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. If the purchase of Class A Shares occurs within 90 days of the redemption of the B Shares, there is no initial sales charge ( not in excess of the redemption). At the time of the conversion, the NAV per share of the Class A Shares may be higher or lower than the NAV per share of the Class B Shares; as a result, depending on the relative NAVs per share, a shareholder may receive fewer or more Class A Shares than the number of Class B Shares converted.

A Fund may require signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to the Fund, and in certain other circumstances described in the Prospectuses. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A signature guarantee may be obtained from a bank, trust company, broker-dealer or other member of a national securities exchange. Please note that a notary public cannot provide a signature guarantee.

The Funds reserve the right to change any of these policies at any time and may reject any request to purchase shares at a reduced sales charge.

Investors may incur a fee if they effect transactions through a broker or agent.



                                 NET ASSET VALUE

The Fund computes its net asset value once daily Monday through Friday at the time stated in the Prospectus. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Da, and Christmas Day. The Fund may also close for purchases and redemptions at such other times as may be determined by the Board of Directors to the extent permitted by applicable law. The days on which net asset value is determined are the Fund's business days.

The net asset value of the Fund is equal to the Fund's investments less the Fund's liabilities. The following is a discussion of the procedures used by the Fund in valuing its assets.

The value of investments listed on a domestic or foreign securities exchange is based on the last sale price on the exchange on which the security is principally traded (the "primary exchange"). If there has been no sale on the primary exchange on the valuation date and the spread between bid and asked quotations on the primary exchange is less than or equal to 10% of the bid price for the security, the security shall be valued at the average of the closing bid and asked quotations on the primary exchange. For foreign listed shares, if there has been no sale on the primary exchange on the valuation date and the average of the bid and asked quotations on the exchange is less than or equal to the last sale price of the local shares, on the valuation date the security shall be valued at the last sale price of the local shares. Under all other circumstances (e.g., there is no last sale on the primary exchange, there are no bid and asked quotations on the primary exchange, or the spread between bid and asked quotations is greater than 10% of the bid price, or the last quoted sale for local shares is less than or equal to the mean of bid and asked quotations for the foreign listed shares), in the case of domestic equity securities and foreign listed equity securities with no local shares, the value of the security shall be the last sale price on the primary exchange up to five days prior to the valuation date unless, in the judgment of the portfolio manager or the investment adviser, (i) the market quotation is determined to be not readily available or unreliable or (ii) the occurrence of material events or conditions affecting the value of a portfolio security since such last sale necessitate fair valuation of the security; in the case of other non- U.S. and non-Canadian equity securities, the value of the security shall be the last sale price on the primary exchange up to five days prior to the valuation date, unless, in the judgment of the portfolio manager or the investment adviser, (i) activity in the local shares indicates that a current local price (either last sale or the mean between bid and asked quotations) should be used, or (ii) the market quotation is determined to be not readily available or unreliable or the occurrence of material events or conditions affecting the value of a portfolio security since such last sale necessitate fair valuation of the security. In addition, the Fund has implemented fair value pricing on a daily basis for all non- U.S. and non-Canadian equity securities held by the Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the Adviser determines that use of another fair valuation methodology is appropriate. The value of National Market System equity securities quoted by The Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. With respect to securities otherwise traded in the over-the-counter market, the value shall be equal to the quoted bid price. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing currency exchange rate on the valuation date.

Options on stock indices traded on national securities exchanges are valued at their sale price as of the close of options trading on such exchanges which is currently 4:10 p.m. New York time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges which is currently 4:15 p.m., New York time. Options and futures traded on foreign exchanges are valued at the last sale price available prior to the calculation of the Fund's net asset value.

Fixed-income securities with a maturity of 60 days or more are generally valued using bid quotations generally readily available from and supplied daily by third party pricing services or brokers of comparable securities. If such prices are not supplied by the Fund's independent pricing services, such securities are priced in accordance with fair value procedures adopted by the Directors. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Fixed-income securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

Listed options on debt securities traded on U.S. option exchanges shall be valued at their closing price on such exchanges. Futures on debt securities and related options traded on commodities exchanges shall be valued at their closing price as of the close of such commodities exchanges, which is currently 4:15 p.m., New York time. Options and futures traded on foreign exchanges shall be valued at the last sale or close price available prior to the calculation of the Funds' net asset value. Non-listed OTC options and swaps shall be valued at the closing price provided by a counterparty or third party broker.

Securities or other assets for which market quotations are not readily available (including certain illiquid securities) are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Directors. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Directors.

Trading in securities on most foreign markets is normally completed before the close of trading in U.S. markets and may also take place on days on which the U.S. markets are closed. If events materially affecting the value of securities occur between the time when the market in which they are traded closes and the time when the Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Directors.

                                   TAX STATUS

The Fund intends to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Code. Qualification and election to be taxed as a regulated investment company involve no supervision or management by any government agency. To qualify as a regulated investment company, the Fund must distribute to shareholders at least 90% of its net investment income and meet certain diversification of assets, source of income, and other requirements of the Code. By so doing, the Fund will not be subject to income tax on that portion of its net investment income and net realized capital gains distributed to shareholders. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its dividends and distributions will be taxable to shareholders as ordinary income dividends regardless of whether such distributions were derived from the Fund's net long-term capital gains.

The Fund will be subject to a non-deductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax the Fund must distribute during each calendar year
(1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses for the twelve-month period ending on December 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends, to the extent practicable, to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid during the calendar year if it is declared by the Fund in December, with a record date in that month, and paid by the Fund by January 31 of the following year. Such distributions will be taxable to shareholders in the year the distributions are declared, rather than the year in which the distributions are received.

Dividends from net investment income and net short-term capital gain distributions are taxable to shareholders as ordinary income. To the extent determined each year, such dividends are eligible for the dividends received deduction available to corporations.

Distributions of net long-term capital gains are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund shares have been held by a shareholder, and are not eligible for the dividends received deduction. A loss by a shareholder on the sale of shares of the Fund with respect to which long-term capital gain distributions have been paid will, to the extent of such long-term capital gain distributions, be treated as long-term capital loss even though such shares have been held by the shareholder for less than one year.

All dividends and distributions are taxable to the shareholder whether reinvested in additional shares or received in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the federal tax status of such payments.

Distributions and dividends by the Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, it nevertheless would be taxable to the shareholder as ordinary income or capital gains as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Therefore, those purchasing Fund shares just prior to a distribution will receive a return of capital upon the ensuing distribution which will nevertheless be taxable to them.

Upon redemption, sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his cost basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term depending on the shareholder's holding period for the shares.

A gain realized on a redemption will not be affected by exercise of the reinstatement privilege. A loss realized on a redemption, however, will be disallowed to the extent the shares redeemed are replaced pursuant to exercise of the reinstatement privilege. In such case, the basis of the shares acquired pursuant to the exercise of the reinstatement privilege will be adjusted to reflect the disallowed loss.

The Fund is required to report to the Internal Revenue Service (the "IRS") all dividends and distributions as well as gross proceeds from the redemption of Fund shares, except in the case of certain exempt shareholders. All dividends and proceeds will be subject to withholding of federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct Taxpayer Identification Number or Social Security Number, (2) the IRS notifies the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such dividends or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

The foregoing discussion relates only to federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions and dividends by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that dividends to them would be subject to withholding of U.S. tax.


                             PERFORMANCE INFORMATION

From time to time, the Fund may use hypothetical investment examples and performance information in advertisements, shareholder reports or other communications to shareholders. Performance is calculated separately for each class of shares. Because such performance information is based on past investment results, it should not be considered as an indication or representation of the performance of any classes of the Fund in the future. From time to time, the performance and yield of classes of the Fund may be quoted and compared to those of other mutual funds with similar investment objectives, unmanaged investment accounts, including savings accounts, or other similar products to stock or other relevant indices or to rankings prepared be independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund or its classes may be compared to data prepared by Lipper Analytical Services, Inc. or Morningstar Mutual Funds on Disc, widely recognized independent services which monitor the performance of mutual funds. Performance data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in local or regional publications, may also be used in comparing the performance of the Fund or its classes. The Fund's performance may be compared with indices such as the S&P 500 Index, the Dow Jones Industrial Average or any other commonly quoted index of common stock prices; and the Russell 1000 Value Index and the NASDAQ Composite Index. Additionally, the Fund may, with proper authorization, reprint articles written about the Fund and provide them to prospective shareholders.

         The Fund may provide average annual "total rates of return." The "total rate of return" refers to the change in the value of an investment in the Fund over a period (which period shall be stated in any advertisement or communication with a shareholder) based on any change in net asset value per share including the value of any shares purchased through the reinvestment of any dividends or capital gains distributions declared during such period. For Class A shares, the average annual total rate of return figures will assume payment of the maximum initial sales load at the time of purchase. For Class B shares, the average total rate of return figures will assume deduction of the applicable contingent deferred sales charge imposed on a total redemption of shares held for the period. One-, five-, and ten-year periods will be shown, unless the class has been in existence for a shorter period.

         Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the performance and the net asset value of the classes of shares of the Fund will vary based on market conditions, the current market value of securities held by the Fund and changes in the Fund's expenses. The Adviser, Shareholder Servicing Agents, the Administrator, the Distributor and other service providers may waive a portion of their fees. These actions would have the effect of increasing the net income (and therefore the total rate of return) of the classes of shares of the Fund during the period such waivers are in effect. These factors and possible differences in the methods used to calculate the total rates of return should be considered when comparing the yields or total rates of return of the classes of shares of the Fund to total rates of return published for other investment companies and other investment vehicles (including different classes of shares). The Fund is advised that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding the Shareholder Servicing Agent fees received, which will have the effect of increasing the net return on the investment of customers of those Shareholder Servicing Agents. Such customers may be able to obtain through their Shareholder Servicing Agents quotations reflecting such increased return.

         The Fund presents performance information for each class thereof since the commencement of operations on December 31, 2001. Performance information is restated to reflect the current maximum front-end sales charge (in the case of Class A) or the maximum applicable contingent deferred sales charge (in the case of Class B shares) when presented inclusive of sales charges. Historical expenses reflected in performance information are based upon the distribution, shareholder servicing fees and other expenses actually incurred during the periods presented and have not been restated for periods during which the performance information for a particular class is based upon the performance history of a predecessor class, to reflect the ongoing expenses currently borne by the particular class.

         Advertising or communications to shareholders may contain the views of the Adviser as to current market, economic, trade and interest rate trends, as well as legislative, regulatory and monetary developments, and may include investment strategies and related matters believed to be of relevance to the Fund.

         Advertisements for the JPMorgan funds may include references to the asset size of other financial products made available by JPMFAM (USA), such as the offshore assets or other funds advised by JPMFAM (USA).

         Composite performance information shown in the Prospectuses has been calculated in accordance with Performance Presentation Standards of the Association for Investment Management and Research ("AIMR").

         Average annual total returns are calculated based on the following formulas:


         Average annual total returns (before taxes): P (1 + T)n = ERV

         Average annual total returns (after taxes
         on distributions):                           P (1 + T)n =ATVd

         Average annual total returns (after taxes
         on distributions and sale of Fund shares):   P (1 + T)n =ATVdr

         Where:       P    =     a hypothetical initial payment of $1,000.
                           =     average annual total return
                                  (before taxes, after taxes on distributions,
                                  or after taxes on distributions and sale of
                                  Fund shares, as applicable).
                     n     =     number of years
                    ERV          = ending redeemable value of a hypothetical
                                 $1,000 payment made at the beginning of th 1-, 5-, or 10 year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion).

                  ATVd      =     ending value of a hypothetical $1,000 payment
                                  made at the
                                  beginning of the 1-, 5-, or
                                  10-year periods at the end of the 1,
                                  5-, or 10-year periods (or
                                  fractional portion), after taxes on fund distributions but not after taxes on redemption.

                  ATVdr = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

         From time to time, the Fund may quote performance in terms of before taxes, after taxes and after tax on distributions and sales of Fund shares of annual total returns in reports, sales literature and advertisements published by the Fund. Current performance information may be obtained by calling the numbers provided on the cover page of this SAI. See also the prospectus.

                           Average Annual Total Rates of Return
                   (Including Sales Charges as set forth in prospectus)


                                             Fiscal year      Life of Class
                                             ended 12/31/03   12/31/01-12/31/03

   JPMorgan Value Opportunities Fund Class A - before taxes Class A - after taxes on
                      distributions
            Class A - after taxes
                      on distributions and
                      sale of fund shares

           Class B - before taxes
           Class B - after taxes
                     on distributions
           Class B - after taxes
                     on distributions
                     and sale of fund
                     shares





                              FINANCIAL STATEMENTS


         The Investment Portfolio, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Notes to Financial Statements, and Report of Independent Accountants (Annual Report only) contained in the Annual Report dated December 31, 20032 and on file with the SEC are hereby incorporated by reference into this Statement of Additional Information. Effective December 31, 2001, the Fund changed its name, investment objective, certain investment policies and restrictions, as well as investment adviser. Prior to that time, the Fund operated as The Growth Fund of Washington. Please consider these factors when viewing the Fund's historic financial reports.

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits

     a. To be filed under Registrant filing 485BPOS March 1, 2004

     b. Filed December 27, 2001 under Registrant filing 485BPOS

     c. N/A

     d. Filed December 27, 2001 under Registrant filing 485BPOS

     e. Filed December 27, 2001 under Registrant filing 485BPOS

     f. None

     g. Filed April 17, 1997 under Registrant filing 485BPOS.

     h. To be filed under Registrant filing 485BPOS March 1, 2004

     i. Filed December 27, 2001 under Registrant filing 485BPOS

     j. To be filed under Registrant filing 485BPOS March 1, 2004

     k. None.

     l. Filed August 5, 1985 under Registrant Pre-Effective Amendment No. 3.

     m. Filed December 27, 2001 under Registrant filing 485BPOS

     n. To be filed under Registrant filing 485BPOS March 1, 2004

     p. Filed December 27, 2001 under Registrant filing 485BPOS

Item 24. Persons Controlled by or under Common Control With Registrant.
         --------------------------------------------------------------
           None

Item 25.  Indemnification.

     Article VI, paragraph (3) of the Registrant's Articles of Incorporation provides as follows:

     (3) Each director and each officer of the Corporation shall be indemnified by the Corporation to the full extent permitted by the general laws of the State of Maryland, subject to the requirements of the 1940 Act.

                  Article XII of Registrant's By-Laws provides as follows:

                                   ARTICLE XII

         Indemnification of Directors, Officers, and Employees

     The Corporation shall indemnify to the full extent authorized by law any person made or threatened to be made a party to any action, suit or proceeding, whether criminal, civil, administrative or investigative, by reason of the fact that he, is or was a director, officer, or employee of the Corporation or serves or served any other enterprise as a director, officer, or employee at the request of the Corporation, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Section 2-418 of the Maryland General Corporation Law provides as follows:

     ss. 2-418. Indemnification of directors, officers, employees and agents.

          (a) Definitions. -- In this section the following words have the meanings indicated.

               (1) "Director" means any person who is or was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan.

               (2) "Corporation" includes any domestic or foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

               (3)  "Expenses" include attorney's fees.

               (4)  "Official capacity" means the following:

                    (i) When used with respect to a director, the officer or a director in the corporation; and

                    (ii) When used with respect to a person other than a
                         director as contemplated in subsection (j), the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

                    (iii)"Official capacity" does not include service for any
                         other foreign or domestic corporation or any partnership, joint venture, other enterprise, or employee benefit plan.

               (5) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

               (6) "Proceeding" means any threatened pending or contemplated action, suit or proceeding, whether civil, criminal, administrative, or investigative.

         (b) Permitted indemnification of director.

               (1) A Corporation may indemnify any director made a party to any proceeding by reason of service in that capacity if the director:

                    (i) Acted in good faith;

                    (ii) Reasonably believed:

                    1. In the case of conduct in the director's official capacity with the corporation, that the conduct was in the best interests of the corporation; and

                    2. In all other cases, that the conduct was at least not opposed to the best interests of the corporation; and

                    (iii)In the case of any criminal proceeding, had no
                         reasonable cause to believe that the conduct was unlawful.

               (2)(i) Indemnification may be against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

               (ii) However, if the proceeding was one by or in the right of the corporation, indemnification may be made only against reasonable expenses and may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

               (3) The termination of any proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent creates a rebuttable presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

     (c) No indemnification of director liable for improper personal benefit. -- A director may not be indemnified under subsection (b) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

     (d) Required indemnification against expenses incurred in successful defense. -- Unless limited by the charter:

          (1) A director who has been successful, on the merits or otherwise, in the defense of any proceeding referred to in subsection (b) of this section shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding.

          (2) A court of appropriate jurisdiction, upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

               (i) If it determines a director is entitled to reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

               (ii) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) shall be limited to expenses.

          (3) A court of appropriate jurisdiction may be the same court in which the proceeding involving the director's liability took place.

     (e) Determination that indemnification is proper.

          (1) Indemnification under subsection (b) of this section may not be made by the corporation unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

          (2) Such determination shall be made:

               (i) By the board of directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

               (ii) By special legal counsel selected by the board of directors or a committee of the board by vote as set forth in subparagraph (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or

               (iii) By the stockholders.

          (3) Authorization of indemnification and determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible. However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in subparagraph
               (ii) of paragraph (2) of this subsection for selection of such counsel.

          (4) Shares held by directors who are parties to the proceeding may not be voted on the subject matter under this subsection.

     (f) Payment of expenses in advance of final disposition of action.

          (1) Reasonable expenses incurred by a director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding, after a determination that the facts then known to those making the determination would not preclude indemnification under this section, upon receipt by the corporation of:

               (i) A written affirmation by the director of the director's good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

               (ii) A written undertaking by or on behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

          (2) The undertaking required by subparagraph (ii) of paragraph (1) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

          (3) Determinations and authorizations of payments under this subsection shall be in the manner specified in subsection (e) of this section.

     (g) Validity of indemnification provision. -- A provision for the corporation to indemnify a director who is made a party to a proceeding, whether contained in the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, except as contemplated by subsection (k) of this section, is not valid unless consistent with this section or, to the extent that indemnity under this section is limited by the charter, consistent with the charter.

     (h) Reimbursement of director's expenses incurred while appearing as witness. -- This section does not limit the corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

     (i) Director's service to employee benefit plan. -- For purposes of this section:

          (1) The corporation shall be deemed to have requested a director to serve an employee benefit plan where the performance of the director's duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan;

          (2) Excise taxes assessed on a director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

          (3) Action taken or omitted by the director with respect to an employee benefit plan in the performance of the director's duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

     (j) Officer, employee or agent. -- Unless limited by the charter:

          (1) An officer of the corporation shall be indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d);

          (2) A corporation may indemnify and advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

          (3) A corporation, in addition, may indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors, or contract.

     (k) Insurance. -- A corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

     (l) Report of indemnification to stockholders. -- Any indemnification of, or advance of expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the stockholders with the notice of the next stockholders' meeting or prior to the meeting. (1981, ch. 737.)

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          Reference is also made to the Distribution Agreement and Underwriting Agreement previously filed with the Commission.

Item 26. Business and Other Connections of Investment Adviser

     The business of the Adviser is summarized in the Prospectuses constituting Part A of this Registration Statement, which are incorporated herein by reference. The business or other connections of each director and officer of J.
P. Morgan is currently listed in the investment advisor registration on Form ADV for J.P. Morgan (File No. 801-21011).


ITEM 27.          Principal Underwriters

     (a) J. P. Morgan Fund Distributors, Inc. (the "Distributor") is the principal underwriter for the Registrant's shares.

     J.P. Morgan Fund Distributors, Inc. Is registered with the Securities and
          Exchanage Commission as a broker-dealer and is a member of the National Association of Securities Dealers. J.P. Morgan Fund Distributors, Inc. Is located at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan Fund Dsistributors, Inc. is a wholly-owned subsidiary of The BISYS Group, Inc.

     J.P. Morgan Fund Distributors, Inc. acts as principal underwriter for the following investment companies:

J.P. Morgan Fleming Mutual Fund Group, Inc.
J.P. Morgan Funds
J.P. Morgan Institutional Funds
J.P. Morgan Series Trust
J.P. Morgan Series Trust II
J.P. Morgan Mutual Fund Group
J.P. Morgan Mutual Fund Investment Trust
J.P. Morgan Mutual Fund Select Group
J.P. Morgan Mutual Fund Select Trust
J.P. Morgan Mutual Fund Trust
J.P. Morgan Mutual Fund
J.P. Morgan Variable Annuity Trust
Growth and Income Portfolio
J.P. Morgan Mutual Fund Series
J.P. Morgan Fleming Series Trust
JPMorgan Value Opportunities Fund, Inc.

     (b) The following are the Directors, officers and partners of J. P. Morgan Funds Distributor, Inc..





                          Position and Offices with    Position and Offices with
      Name                Distributor                  the Registrant
-------------------------------------------------------------------------------
&     Lynn J. Mangum       Chairman                         None
&     Robert A. Bucher     Financial Operations             None
&     Dennis Sheehan       Director                         None
#     William J. Tomko     President                        None
&     Kevin J. Dell        Secretary                        None
&     Edward S. Forman     Assistant Secretary              None
&     Patrick William
      McKeon               Vice President/                  None
                           Chief Compliance Officer
#     Charles L. Booth     Vice President/                  None
                           Assistant Compliance
                           Officer
&     Margaret Warner
      Chambers             Vice President                   None

* Address is 150 Clove Street, Little Falls, NJ 07424 # Address is 3435 Stelzer Road, Columbus, OH 43219 & Address is 90 Park Avenue, New York, NY 10016

         (C)      None

ITEM 28.          Location of Accounts and Records

     The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

Name                                                    Address
J.P. Morgan Fund Distributors, Inc., a wholly-owned     522 5th Avenue
subsidiary of The BISYS Group, Inc.                     New York, NY 10036

DST Systems, Inc. (transfer agent)                      210 W. 10th Street
                                                        Kansas City, MO  64105

JPMorgan Chase Bank (custodian)                         3 Chase MetroTech Center
                                                        Brooklyn, NY 11245

Washington Management Corporation (business manager)    1101 Vermont Ave., NW
                                                        Washington, DC  20005

JPMorgan Fleming Asset                                  522 Fifth Avenue
Management, Inc. (investment adviser)                   New York, NY 10036

ITEM 29.          Management Services

                  Not applicable


ITEM 30.          Undertakings

                  Not applicable

SIGNATURE OF REGISTRANT

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, District of Columbia, on the 2nd day of Janaury, 2004.

                                    JPMORGAN VALUE OPPORTUNITES FUND, INC.


                                    By        Jeffrey L. Steele
                                              President



     Pursuant to the requirement of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on January 2, 2004 by the following persons in the capacities indicated.

         SIGNATURE                          TITLE

(1) Principal Executive Officer:

           Jeffrey L. Steele                 President


(2)        Principal Financial Officer and Principal Accounting Officer:

          Michael W. Stockton               Vice President,
                                            Assistant Secretary, and
                                            Treasurer, Chief Financial Officer
(3)      Directors

         James H. Lemon*                    Chairman of the Board
         Cyrus A. Ansary*                   Director
         Daniel J. Callahan*                Director
         Harry J. Lister*                   Director
         James C. Miller III*               Director
         Katherine D. Ortega                Director
         T. Eugene Smith*                   Director
         Jeffrey L. Steele                              Director
         Leonard P. Steuart II*             Director

         * /S/By Howard L. Kitzmiller, Attorney-in-fact